UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21906

Claymore Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

2455 Corporate West Drive,

Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

BST / Claymore/BIR Leaders 50 ETF

Portfolio of Investments

November 30, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 100.0%
	Consumer Discretionary - 12.6%
2,201	DIRECTV Group, Inc. (The) (a)	$54,739
752	Harley-Davidson, Inc.	36,111
1,909	Mattel, Inc.	38,142
956	Omnicom Group, Inc.	46,605
744	Sherwin-Williams Co. (The)	46,746
893	Stanley Works (The)	46,570
1,465	Walt Disney Co. (The)	48,565

		317,478

	Consumer Staples - 4.8%
1,175	Molson Coors Brewing Co. - Class B	63,262
1,343	SUPERVALU, Inc.	56,231

		119,493

	Energy - 5.0%
724	Chevron Corp.	63,546
693	Exxon Mobil Corp.	61,788

		125,334

	Financials - 20.6%
977	Bank of America Corp.	45,069
325	Bear Stearns Cos., Inc. (The)	32,403
1,929	CapitalSource, Inc., REIT	32,330
984	Citigroup, Inc.	32,767
246	Goldman Sachs Group, Inc. (The)	55,753
1,006	JPMorgan Chase & Co.	45,894
103	Markel Corp. (a)	49,662
562	Merrill Lynch & Co., Inc.	33,686
799	Morgan Stanley	42,123
545	Prudential Financial, Inc.	51,306
744	Safeco Corp.	42,936
976	Travelers Cos., Inc. (The)	51,835

		515,764

	Health Care - 12.0%
773	Amgen, Inc. (a)	42,708
1,046	Cigna Corp.	56,076
789	Johnson & Johnson	53,447
622	Laboratory Corp. of America Holdings (a)	45,201
2,115	Schering-Plough Corp.	66,200
588	Zimmer Holdings, Inc. (a)	38,061

		301,693

	Industrials - 15.9%
542	Cooper Industries, Ltd. - Class A (Bermuda)	27,219
612	Eaton Corp.	54,658
691	Northrop Grumman Corp.	54,444
1,070	Paccar, Inc.	54,153
903	Parker Hannifin Corp.	71,725
545	Precision Castparts Corp.	80,300
755	United Technologies Corp.	56,451

		398,950

	Information Technology - 14.7%
1,913	Cisco Systems, Inc. (a)	53,602
1,262	Hewlett-Packard Co.	64,564
534	International Business Machines Corp.	56,166
820	Lexmark International, Inc. - Class A (a)	28,602
1,762	Microsoft Corp.	59,203
3,021	Oracle Corp. (a)	60,964
2,874	Xerox Corp.	48,513

		371,614

	Materials - 6.1%
1,486	Alcoa, Inc.	54,046
1,072	Ball Corp.	49,580
816	Nucor Corp.	48,315

		151,941

	Telecommunication Services - 4.3%
1,346	AT&T, Inc.	51,431
888	Telephone & Data Systems, Inc.	55,278

		106,709

	Utilities - 4.0%
2,784	Centerpoint Energy, Inc.	49,694
2,519	Duke Energy Corp.	49,851

		99,545

	Total Common Stocks - 100.0% (Cost $2,554,221)	2,508,521

	Exchange-Traded Funds - 0.3%
50	SPDR Trust Series 1
	(Cost $7,349)	7,433

	Total Investments - 100.3%
	(Cost $2,561,570)	2,515,954
	Liabilities in excess of Other Assets - (0.3%)	(8,536)

	Net Assets - 100.0%	$2,507,418

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	98.9%
Bermuda	1.1%

*	Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2007.

BMV / Claymore/BIR Leaders Mid-Cap Value ETF

Portfolio of Investments

November 30, 2007 (Unaudited)

Number of Shares	Description	Value
	Common Stocks - 101.0%
	Consumer Discretionary - 10.9%
220	Autoliv, Inc.	$12,848
589	Expedia, Inc. (a)	19,201
443	Hasbro, Inc.	12,302
342	Jarden Corp. (a)	9,015
279	Liz Claiborne, Inc.	7,000
481	Mattel, Inc.	9,610
188	Sherwin-Williams Co. (The)	11,812
250	Snap-On, Inc.	12,220
225	Stanley Works (The)	11,734
417	Tribune Co.	12,944
157	VF Corp.	11,742

		130,428

	Consumer Staples - 6.0%
343	Hormel Foods Corp.	13,634
253	JM Smucker Co. (The)	12,430
174	Loews Corp. (Tracking Stock)	15,477
296	Molson Coors Brewing Co. - Class B	15,937
339	SUPERVALU, Inc.	14,194

		71,672

	Energy - 3.3%
359	Cimarex Energy Co.	13,868
129	SEACOR Holdings, Inc. (a)	11,684
275	Tesoro Corp.	13,525

		39,077

	Financials - 18.8%
281	American Capital Strategies Ltd.	10,568
358	American Financial Group, Inc.	10,461
234	Assurant, Inc.	15,311
242	Bank of Hawaii Corp.	12,601
486	CapitalSource, Inc. - REIT	8,145
222	CIT Group, Inc.	5,905
305	CNA Financial Corp.	10,809
341	HCP, Inc. - REIT	11,406
332	KeyCorp	8,745
249	Kimco Realty Corp. - REIT	9,833
26	Markel Corp. (a)	12,536
233	Nationwide Financial Services - Class A	10,429
273	Philadelphia Consolidated Holding Co. (a)	11,624
267	PMI Group, Inc. (The)	3,532
189	Prologis - REIT	12,364
280	Rayonier, Inc. - REIT	12,986
146	Regency Centers Corp. - REIT	9,700
188	Safeco Corp.	10,849
260	StanCorp Financial Group, Inc.	13,543
273	Ventas, Inc. - REIT	11,903
384	WR Berkley Corp.	11,743

		224,993

	Health Care - 4.3%
263	Cigna Corp.	14,099
234	Health Net, Inc. (a)	11,368
342	LifePoint Hospitals, Inc. (a)	10,821
276	Thermo Fisher Scientific, Inc. (a)	15,909

		52,197

	Industrials - 18.7%
367	AMR Corp. (a)	7,773
287	Carlisle Cos., Inc.	11,425
186	Cummins, Inc.	21,743
262	Dover Corp.	12,125
236	DRS Technologies, Inc.	13,974
154	Eaton Corp.	13,754
324	Equifax, Inc.	12,063
255	Goodrich Corp.	18,179
144	L-3 Communications Holdings, Inc.	15,934
168	Manpower, Inc.	10,265
270	Paccar, Inc.	13,665
228	Parker Hannifin Corp.	18,110
262	Pitney Bowes, Inc.	10,087
346	R.R. Donnelley & Sons Co.	12,684
446	Republic Services, Inc.	14,794
644	Steelcase, Inc. - Class A	9,744
299	Trinity Industries, Inc.	7,568

		223,887

	Information Technology - 6.3%
327	Arrow Electronics, Inc. (a)	12,102
342	Avnet, Inc. (a)	11,799
486	Convergys Corp. (a)	7,927
321	Fair Isaac Corp.	11,864
207	Lexmark International, Inc. - Class A (a)	7,220
489	Synopsys, Inc. (a)	12,034
725	Xerox Corp.	12,238

		75,184

	Materials - 9.3%
167	Air Products & Chemicals, Inc.	16,540
305	Albemarle Corp.	13,463
191	Ashland, Inc.	9,405
280	Cabot Corp.	9,638
438	Celanese Corp. - Series A	17,380
241	Lubrizol Corp.	15,458
535	RPM International, Inc.	10,192
388	Sealed Air Corp.	9,068
338	Sonoco Products Co.	10,268

		111,412

	Telecommunication Services - 3.3%
280	CenturyTel, Inc.	11,936
224	Telephone & Data Systems, Inc.	13,944
174	U.S. Cellular Corp. (a)	14,268

		40,148

	Utilities - 20.1%
307	AGL Resources, Inc.	11,384
299	Alliant Energy Corp.	12,414
279	American Electric Power Co., Inc.	13,300
398	Atmos Energy Corp.	10,424
702	Centerpoint Energy, Inc.	12,531
258	Consolidated Edison, Inc.	12,500
270	DTE Energy Co.	13,244
258	Energen Corp.	16,445
127	Entergy Corp.	15,182
526	NiSource, Inc.	9,736
366	NSTAR	12,810
324	OGE Energy Corp.	11,534
300	Oneok, Inc.	13,950
270	PG&E Corp.	12,493
264	Pinnacle West Capital Corp.	11,315
507	Puget Energy, Inc.	14,231
208	Sempra Energy	13,025
261	Wisconsin Energy Corp.	12,486
530	Xcel Energy, Inc.	12,248

		241,252

	Total Common Stocks - 101.0%
	(Cost $1,328,311)	1,210,250

	Exchange-Traded Funds - 0.1%
10	iShares Russell Midcap Value Index Fund
	(Cost $1,548)	1,437

	Total Investments - 101.1%
	(Cost $1,329,859)	1,211,687
	Liabilities in excess of Other Assets - (1.1%)	(12,789)

	Net Assets - 100.0%	$1,198,898

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	100.0%

*	As a percentage of total investments. Subject to change daily.

See previously submitted Notes to Financial Statements for the period ending August 31, 2007.

BES / Claymore/BIR Leaders Small-Cap Core ETF

Portfolio of Investments

November 30, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 100.3%
	Consumer Discretionary - 13.1%
823	Aeropostale, Inc. (a)	$21,028
618	Ameristar Casinos, Inc.	19,399
750	Asbury Automotive Group, Inc.	12,555
813	Big Lots, Inc. (a)	15,179
585	Brown Shoe Co., Inc.	9,927
471	CEC Entertainment, Inc. (a)	13,423
686	Charlotte Russe Holding, Inc. (a)	11,292
316	Columbia Sportswear Co.	15,171
312	Deckers Outdoor Corp. (a)	44,981
596	Jack in the Box, Inc. (a)	17,850
657	Perry Ellis International, Inc. (a)	10,591
388	priceline.com, Inc. (a)	44,154
1,403	Sinclair Broadcast Group, Inc. - Class A	14,521
683	Sonic Automotive, Inc. - Class A	15,784
679	Steven Madden Ltd. (a)	15,434
819	Tempur-Pedic International, Inc.	24,316

		305,605

	Consumer Staples - 2.3%
411	NBTY, Inc. (a)	12,276
346	Ralcorp Holdings, Inc. (a)	21,241
381	Universal Corp.	20,452

		53,969

	Energy - 10.2%
722	Alon USA Energy, Inc.	20,086
899	Basic Energy Services, Inc. (a)	17,530
3,047	Grey Wolf, Inc. (a)	15,479
513	Gulfmark Offshore, Inc. (a)	22,798
378	Lufkin Industries, Inc.	19,660
694	Oil States International, Inc. (a)	22,007
1,689	Pioneer Drilling Co. (a)	20,116
662	Stone Energy Corp. (a)	29,922
517	Swift Energy Co. (a)	20,943
703	Western Refining, Inc.	20,317
519	Whiting Petroleum Corp. (a)	27,362

		236,220

	Financials - 16.6%
651	Arbor Realty Trust, Inc., REIT	11,132
615	Asta Funding, Inc.	22,238
443	Capital Trust, Inc. - Class A, REIT	13,627
1,143	Corus Bankshares, Inc.	10,847
1,301	Deerfield Triarc Capital Corp., REIT	9,771
518	Delphi Financial Group - Class A	19,912
306	Entertainment Properties Trust, REIT	16,307
905	First Cash Financial Services, Inc. (a)	15,385
351	FirstFed Financial Corp. (a)	12,292
1,005	Horace Mann Educators Corp.	19,658
2,094	Luminent Mortgage Capital, Inc., REIT	2,157
840	National Retail Properties, Inc., REIT	20,572
607	Nationwide Health Properties, Inc., REIT	18,987
681	Newcastle Investment Corp., REIT	8,860
522	Odyssey Re Holdings Corp.	20,118
450	Potlatch Corp., REIT	20,659
600	RAIT Financial Trust, REIT	5,190
372	Redwood Trust, Inc., REIT	11,357
359	RLI Corp.	21,407
471	Safety Insurance Group, Inc.	17,196
821	Selective Insurance Group	19,367
850	Senior Housing Properties Trust, REIT	18,776
587	United Fire & Casualty, Co.	18,091
489	World Acceptance Corp. (a)	15,438
422	Zenith National Insurance Corp.	17,737

		387,081

	Health Care - 9.1%
636	Amedisys, Inc. (a)	27,132
608	AMERIGROUP Corp. (a)	20,897
883	Amsurg Corp. (a)	22,834
631	Apria Healthcare Group, Inc. (a)	13,674
287	Bio-Rad Laboratories, Inc. - Class A (a)	28,961
1,053	Cross Country Healthcare, Inc. (a)	15,332
701	Medcath Corp. (a)	17,819
490	Palomar Medical Technologies, Inc. (a)	8,595
1,501	Savient Pharmaceuticals, Inc. (a)	21,104
883	Sciele Pharma, Inc. (a)	19,709
443	West Pharmaceutical Services, Inc.	16,643

		212,700

	Industrials - 23.6%
436	Acuity Brands, Inc.	17,218
359	Cascade Corp.	21,659
282	Consolidated Graphics, Inc. (a)	14,588
659	Deluxe Corp.	20,818
498	Esterline Technologies Corp. (a)	26,006
405	FreightCar America, Inc.	13,758
409	General Cable Corp. (a)	30,421
293	Genlyte Group, Inc. (a)	27,615
870	Geo Group, Inc. (a)	22,150
521	Herman Miller, Inc.	14,301
642	HUB Group, Inc. - Class A (a)	16,743
469	Kaydon Corp.	23,736
867	Knoll, Inc.	15,155
870	Korn/Ferry International (a)	14,990
1,108	Labor Ready, Inc. (a)	16,675
369	Middleby Corp. (a)	28,003
534	Moog, Inc. - Class A (a)	24,073
359	NCI Building Systems, Inc. (a)	12,324
450	Regal-Beloit Corp.	21,186
1,026	Republic Airways Holdings, Inc. (a)	20,602
519	Robbins & Myers, Inc.	35,552
535	Teledyne Technologies, Inc. (a)	29,008
646	TeleTech Holdings, Inc. (a)	13,379
380	Triumph Group, Inc.	30,879
370	United Stationers, Inc. (a)	18,744
423	Watson Wyatt Worldwide, Inc. - Class A	19,479

		549,062

	Information Technology - 8.2%
328	Anixter International, Inc. (a)	21,156
529	CommScope, Inc. (a)	21,425
592	Comtech Telecommunications Corp. (a)	29,399
735	Intevac, Inc. (a)	11,540
844	MKS Instruments, Inc. (a)	15,335
2,070	ON Semiconductor Corp. (a)	19,023
1,268	SYKES Enterprises, Inc. (a)	23,407
1,547	United Online, Inc.	23,267
638	Varian Semiconductor Equipment Associates, Inc. (a)	26,483

		191,035

	Materials - 10.0%
361	Cleveland-Cliffs, Inc.	32,562
347	Greif, Inc. - Class A	20,497
815	HB Fuller Co.	20,611
1,009	Hercules, Inc.	19,585
774	Innospec, Inc.	13,592
507	Metal Management, Inc.	23,332
397	OM Group, Inc. (a)	22,347
618	Rock-Tenn Co. - Class A	16,303
830	Sensient Technologies Corp.	22,966
413	Silgan Holdings, Inc.	22,149
254	Texas Industries, Inc.	17,623

		231,567

	Telecommunication Services - 0.5%
1,351	General Communication, Inc. - Class A (a)	11,970

	Utilities - 6.7%
565	Black Hills Corp.	23,538
853	El Paso Electric Co. (a)	21,931
432	Nicor, Inc.	18,205
459	Northwest Natural Gas Co.	22,018
809	Piedmont Natural Gas Co.	21,066
657	PNM Resources, Inc.	14,572
539	Southwest Gas Corp.	15,588
550	UIL Holdings Corp.	19,701

		156,619

	Total Common Stocks - 100.3%
	(Cost $2,702,847)	2,335,828

	Exchange Traded Funds - 0.2%
70	iShares Russell 2000 Index Fund
	(Cost $5,879)	5,361

	Total Investments - 100.5%
	(Cost $2,708,726)	2,341,189
	Liabilities in excess of Other Assets - (0.5%)	(13,082)

	Net Assets - 100.0%	$2,328,107

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2007.

Country Allocation*
United States	100.0%

*	Subject to change daily. Based on total investments.

EEB / Claymore/BNY BRIC ETF

Portfolio of Investments

November 30, 2007 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 70.4%
	Consumer Discretionary - 2.2%
77,692	Ctrip.com International Ltd., ADR (China)	$4,670,066
137,688	Focus Media Holding Ltd., ADR (China) (a)	7,771,111
61,282	Gafisa SA, ADR (Brazil) (a)	2,267,434
25,368	Home Inns & Hotels Management, Inc., ADR (China) (a)	1,019,286
82,769	Melco PBL Entertainment Macau Ltd., ADR (China) (a)	1,199,323
29,761	New Oriental Education & Technology Group, ADR (China) (a)	2,382,963

		19,310,183

	Consumer Staples - 0.7%
67,778	Perdigao SA, ADR (Brazil)	3,235,721
23,247	Wimm-Bill-Dann Foods OJSC, ADR (Russia)	2,663,409

		5,899,130

	Energy - 18.4%
159,625	CNOOC Ltd., ADR (China)	29,461,986
183,892	China Petroleum & Chemical Corp., ADR (China)	28,115,248
203,710	PetroChina Co. Ltd., ADR (China)	39,059,355
610,514	Petroleo Brasileiro SA, ADR (Brazil)	58,792,498
44,818	Yanzhou Coal Mining Co. Ltd., ADR (China)	4,620,288

		160,049,375

	Financials - 11.5%
512,958	China Life Insurance Co. Ltd., ADR (China)	42,365,201
18,579	E-House China Holdings Ltd., ADR (China) (a)	458,158
94,959	HDFC Bank Ltd., ADR (India)	12,771,036
439,750	ICICI Bank Ltd., ADR (India)	26,609,273
117,613	Unibanco - Uniao de Bancos Brasileiros SA, GDR (Brazil)	17,609,018

		99,812,686

	Health Care - 0.8%
24,768	China Medical Technologies, Inc., ADR (China)	1,041,990
142,792	Dr. Reddy’s Laboratories Ltd., ADR (India)	2,243,262
67,201	Mindray Medical International Ltd., ADR (China)	2,721,641
19,782	WuXi PharmaTech Cayman, Inc. ADR (China) (a)	559,039

		6,565,932

	Industrials - 3.1%
21,962	China Eastern Airlines Corp., Ltd., ADR (China) (a)	2,106,375
31,361	China Southern Airlines Co. Ltd., ADR (China) (a)	1,954,418
140,726	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	6,132,839
35,632	Guangshen Railway Co. Ltd., ADR (China)	1,307,338
32,414	JA Solar Holdings Co. Ltd., ADR (China) (a)	1,923,447
106,739	Suntech Power Holdings Co. Ltd., ADR (China) (a)	8,450,527
242,878	Tata Motors Ltd., ADR (India)	4,534,532
33,802	Yingli Green Energy Holding Co. Ltd., ADR (China) (a)	899,471

		27,308,947

	Information Technology - 5.8%
91,383	Actions Semiconductor Co. Ltd., ADR (China) (a)	415,793
13,695	Baidu.com, ADR (China) (a)	5,230,942
486,604	Infosys Technologies Ltd., ADR (India)	20,510,359
33,945	LDK Solar Co. Ltd., ADR (China) (a)	1,003,075
70,047	Netease.com, ADR (China) (a)	1,419,853
53,510	O2Micro International Ltd., ADR (China) (a)	760,912
45,102	Patni Computer Systems Ltd., ADR (India)	730,201
108,082	Perfect World Co. Ltd., ADR (China) (a)	2,617,746
335,634	Satyam Computer Services Ltd., ADR (India)	8,780,185
348,204	Semiconductor Manufacturing International Corp., ADR (China) (a)	1,671,379
32,533	Shanda Interactive Entertainment Ltd., ADR (China) (a)	1,192,660
19,286	The9 Ltd., ADR (China) (a)	497,000
22,149	Trina Solar Ltd., ADR (China) (a)	949,085
302,356	Wipro Ltd., ADR (India)	4,384,162

		50,163,352

	Materials - 8.6%
132,179	Aluminum Corp. of China Ltd., ADR (China)	7,478,688
138,135	Cia Siderurgica Nacional SA, ADR (Brazil)	10,623,963
1,311,187	Cia Vale do Rio Doce, ADR (Brazil)	45,340,847
52,279	Mechel, ADR (Russia)	4,756,343
26,840	Sinopec Shanghai Petrochemical Co. Ltd., ADR (China)	1,689,846
170,037	Sterlite Industries India Ltd., ADR (India) (a)	4,471,973

		74,361,660

	Telecommunication Services - 18.3%
905,970	China Mobile Ltd., ADR (China)	83,041,210
109,585	China Netcom Group Corp. Hong Kong Ltd., ADR (China)	7,021,111
153,307	China Telecom Corp. Ltd., ADR (China)	12,381,073
672,998	China Unicom Ltd., ADR (China)	15,552,984
106,799	Hutchison Telecommunications International Ltd., ADR (China)	2,281,227
115,566	Mahanagar Telephone Nigam, ADR (India)	1,032,004
208,437	Mobile Telesystems OJSC, ADR (Russia)	18,905,236
69,857	Rostelecom, ADR (Russia)	4,523,241
58,760	Videsh Sanchar Nigam Ltd., ADR (India)	1,945,544
354,245	Vimpel-Communications, ADR (Russia)	11,902,632

		158,586,262

	Utilities - 1.0%
31,474	CPFL Energia SA, ADR (Brazil)	1,876,165
61,997	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil) (a)	3,068,231
86,394	Huaneng Power International, Inc., ADR (China)	3,706,303

		8,650,699

	Total Common Stocks - 70.4% (Cost $523,915,347)	610,708,226

	Preferred Stocks - 29.5% Consumer Discretionary - 0.4%
239,866	NET Servicos de Comunicacao SA, Preference Shares, ADR (Brazil) (a)	3,540,422

	Consumer Staples - 2.1%
61,064	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares, ADR (Brazil)	2,016,333
178,176	Cia de Bebidas das Americas, Preference Shares, ADR (Brazil)	13,377,454
48,708	Sadia SA, Preference Shares, ADR (Brazil)	2,980,930

		18,374,717

	Energy - 8.0%
841,317	Petroleo Brasileiro SA, Preference Shares, ADR (Brazil)	68,289,701
39,796	Ultrapar Participacoes SA, Preference Shares, ADR (Brazil)	1,413,554

		69,703,255

	Financials - 7.1%
1,088,454	Banco Bradesco SA, Preference Shares, ADR (Brazil)	34,993,796
978,247	Banco Itau Holding Financeira SA, Preference Shares, ADR (Brazil)	26,940,922

		61,934,718

	Industrials - 0.5%
74,945	Gol Linhas Aereas Inteligentes SA, Preference Shares, ADR (Brazil)	1,906,601
77,515	Tam SA, Preference Shares, ADR (Brazil)	2,195,225

		4,101,826

	Materials - 9.0%
50,936	Aracruz Celulose SA, Preference Shares, ADR (Brazil)	3,902,716
93,145	Braskem SA, Preference Shares, ADR (Brazil)	1,662,638
2,052,722	Cia Vale do Rio Doce, Preference Shares, ADR (Brazil)	59,385,248
340,401	Gerdau SA, Preference Shares, ADR (Brazil)	9,568,672
104,666	Votorantim Celulose e Papel SA, Preference Shares, ADR (Brazil)	3,477,005

		77,996,279

	Telecommunication Services - 1.4%
52,397	Brasil Telecom Participacoes SA, Preference Shares, ADR (Brazil)	3,596,006
64,986	Brasil Telecom SA, Preference Shares, ADR (Brazil)	1,891,093
13,220	Telemig Celular Participacoes SA, Preference Shares, ADR (Brazil)	731,066
65,308	Tim Participacoes SA, Preference Shares, ADR (Brazil)	2,533,297
565,115	Vivo Participacoes SA, Preference Shares, ADR (Brazil)	3,266,365

		12,017,827

	Utilities - 1.0%
303,442	Cia Energetica de Minas Gerais, Preference Shares, ADR (Brazil)	6,357,110
117,311	Cia Paranaense de Energia, Preference Shares, ADR (Brazil)	1,821,840

		8,178,950

	Total Preferred Stocks - 29.5%
	(Cost $219,529,934)	255,847,994

	Total Long-Term Investments - 99.9%
	(Cost $743,445,281)	866,556,220
	Other Assets in excess of Liabilities - 0.1%	1,044,534

	Net Assets - 100.0%	$867,600,754

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

OJSC - Open Joint Stock Company

SA - Corporation

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2007.

Country Allocation*
Brazil	46.7%
China	38.2%
India	10.2%
Russia	4.9%

*	Subject to change daily. Based on total investments.

MCG / Claymore/Clear Mid-Cap Growth Index ETF

Portfolio of Investments

November 30, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 98.4%
	Consumer Discretionary - 20.2%
2,419	Big Lots, Inc. (a)	$45,163
3,662	Carmax, Inc. (a)	83,750
1,984	Choice Hotels International, Inc.	68,746
2,038	DeVry, Inc.	112,049
2,277	Dick’s Sporting Goods, Inc. (a)	71,179
2,002	Fossil, Inc. (a)	86,767
928	Harman International Industries, Inc.	68,301
2,677	Interactive Data Corp.	83,603
992	Polo Ralph Lauren Corp.	68,428
1,438	Weight Watchers International, Inc.	68,665

		756,651

	Consumer Staples - 6.0%
1,608	Corn Products International, Inc.	63,243
1,532	Molson Coors Brewing, Co. - Class B	82,483
694	Wimm-Bill-Dann Foods OJSC, ADR (Russia) (a)	79,512

		225,238

	Energy - 8.1%
977	Atwood Oceanics, Inc. (a)	85,243
823	Cameron International Corp. (a)	76,728
1,329	FMC Technologies, Inc. (a)	73,866
1,048	Oceaneering International, Inc. (a)	66,873

		302,710

	Financials - 11.0%
2,614	Arthur J Gallagher & Co.	68,696
2,895	Brown & Brown, Inc.	71,217
899	GFI Group, Inc. (a)	87,545
2,765	Janus Capital Group, Inc.	92,821
2,921	SEI Investments Co.	90,609

		410,888

	Health Care - 2.7%
1,168	Pediatrix Medical Group, Inc. (a)	75,523
697	WellCare Health Plans, Inc. (a)	27,120

		102,643

	Industrials - 20.6%
1,386	CH Robinson Worldwide, Inc.	71,448
1,875	Chicago Bridge & Iron Co. NV (Netherlands)	99,656
771	Dun & Bradstreet Corp.	68,796
1,956	IDEX Corp.	69,829
1,002	Jacobs Engineering Group, Inc. (a)	83,938
1,766	Manitowoc Co., Inc. (The)	77,439
2,596	Robert Half International, Inc.	69,988
1,328	Thomas & Betts Corp. (a)	72,190
1,205	Woodward Governor Co.	82,591
838	WW Grainger, Inc.	73,995

		769,870

	Information Technology - 13.2%
2,419	BMC Software, Inc. (a)	80,021
1,651	Formfactor, Inc. (a)	62,639
2,075	Microchip Technology, Inc.	59,739
2,280	National Instruments Corp.	76,084
2,726	Total System Services, Inc.	76,437
3,307	Valueclick, Inc. (a)	78,177
1,433	Varian Semiconductor Equipment Associates, Inc. (a)	59,484

		492,581

	Materials - 10.7%
1,627	Agnico-Eagle Mines Ltd. (Canada)	78,291
2,048	Aptargroup, Inc.	86,446
1,563	Sigma-Aldrich Corp.	82,292
5,760	Silver Wheaton Corp. (Canada) (a)	86,227
2,236	Titanium Metals Corp.	66,342

		399,598

	Telecommunication Services - 1.7%
778	US Cellular Corp. (a)	63,796

	Utilities - 4.2%
1,667	National Fuel Gas Co.	79,433
1,481	Questar Corp.	79,159

		158,592

	Total Common Stocks - 98.4%
	(Cost $3,618,717)	3,682,567

	Investment Companies - 0.1%
30	iShares Russell Midcap Growth Index Fund	3,412

	(Cost $3,524)
	Master Limited Partnerships - 1.9% Financials - 1.9%
891	AllianceBernstein Holding L.P.	73,017

	(Cost $80,022)

	Total Investments - 100.4%
	(Cost $3,702,263)	3,758,996
	Liabilities in Excess of Other Assets - (0.4%)	(15,668)

	Net Assets - 100.0%	$3,743,328

L.P. - Limited Partnership

ADR - American Depositary Receipt

NV - Publicly-Traded Company

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	90.9%
Canada	4.4%
Netherlands	2.6%
Russia	2.1%

*	Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ending August 31, 2007.

CSD / Claymore/Clear Spin-Off ETF

Portfolio of Investments

November 30, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stock - 95.0%
	Consumer Discretionary - 49.5%
52,796	Burger King Holdings, Inc.	$1,388,535
67,388	CBS Corp. - Class B	1,848,453
15,684	Clear Channel Outdoor Holdings, Inc. - Class A (a)	427,546
92,373	Discovery Holding Co. - Class A (a)	2,259,444
5,959	DSW, Inc. - Class A (a)	134,018
91,419	Expedia, Inc. (a)	2,980,259
37,739	Hanesbrands, Inc. (a)	1,065,372
57,474	Idearc, Inc.	1,087,408
25,644	Live Nation, Inc. (a)	344,142
4,003	Proliance International, Inc. (a)	11,088
70,578	Sally Beauty Holdings, Inc. (a)	642,966
71,252	Tim Hortons, Inc.	2,738,214
2,131	Triple Crown Media, Inc. (a)	9,675
52,563	Viacom, Inc. - Class B (a)	2,208,697
61,164	Wyndham Worldwide Corp.	1,784,154

		18,929,971

	Consumer Staples - 0.8%
12,219	TreeHouse Foods, Inc.	288,002

	Energy - 10.4%
18,322	Alon USA Energy, Inc.	509,718
59,050	CNX Gas Corp. (a)	1,818,740
20,018	Delek US Holdings, Inc.	369,132
11,753	Double Hull Tankers, Inc. (Marshall Islands)	155,845
34,105	Mariner Energy, Inc. (a)	739,396
19,873	Rosetta Resources, Inc. (a)	363,676

		3,956,507

	Financials - 9.3%
35,250	Ameriprise Financial, Inc.	2,068,822
77,853	Fidelity National Financial, Inc. - Class A	1,216,064
7,524	National Interstate Corp.	247,765

		3,532,651

	Health Care - 3.9%
25,108	Inverness Medical Innovations, Inc. (a)	1,473,337

	Industrials - 2.8%
39,892	Avis Budget Group, Inc. (a)	599,577
43,254	Mueller Water Products, Inc. - Class A	452,869

		1,052,446

	Information Technology - 13.5%
133,862	Qimonda AG ADR (Germany) (a)	982,547
28,807	Spansion, Inc. - Class A (a)	153,829
42,526	Verigy Ltd. (Singapore) (a)	1,077,184
3,509	WebMD Health Corp. - Class A (a)	149,694
98,678	Western Union Co. (The)	2,230,123
15,629	Wright Express Corp. (a)	593,121

		5,186,498

	Telecommunication Services - 4.8%
35,938	Embarq Corp.	1,831,041

	Total Common Stock - 95.0% (Cost - $41,041,473)	36,250,453

	Master Limited Partnerships - 4.5%
	Energy - 4.5%
32,547	Boardwalk Pipeline Partners LP	1,039,877
8,826	Teekay LNG Partners LP (Marshall Islands)	261,691
10,004	Williams Partners LP	411,464

	Total Master Limited Partnerships	1,713,032

	(Cost - $1,883,374)
	Exchange-Traded Funds - 0.4%
2,045	Vanguard Mid-Cap ETF
	(Cost - $164,786)	157,179

	Total Investments - 99.9%
	(Cost - $43,089,633)	38,120,664
	Other Assets in excess of Liabilities - 0.1%	31,337

	Net Assets - 100.0%	$38,152,001

ADR - American Depositary Receipt

LP - Limited Partnership

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	93.5%
Singapore	2.8%
Germany	2.6%
Marshall Islands	1.1%

*	Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2007.

XGC / Claymore/Great Companies Large-Cap Growth Index ETF

Portfolio of Investments

November 30, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 100.2%
	Consumer Discretionary - 22.2%
1,695	Bed Bath & Beyond, Inc. (a)	$53,308
2,366	Best Buy Co., Inc.	120,784
1,379	Clear Channel Communications, Inc.	49,506
2,837	Coach, Inc. (a)	105,366
3,034	H&R Block, Inc.	59,709
1,496	Harley-Davidson, Inc.	71,838
1,595	Home Depot, Inc.	45,553
1,191	Kohl’s Corp. (a)	58,692
2,701	Lowe’s Cos., Inc.	65,931
5,433	Staples, Inc.	128,762
5,482	Starbucks Corp. (a)	128,224
5,696	Time Warner, Inc.	98,313
3,372	TJX Cos., Inc.	98,935

		1,084,921

	Consumer Staples - 3.0%
2,070	Reynolds American, Inc.	144,941

	Energy - 8.0%
2,646	Anadarko Petroleum Corp.	149,764
1,691	Imperial Oil Ltd. (Canada)	82,910
3,278	Petro-Canada (Canada)	158,557

		391,231

	Financials - 28.1%
2,703	Aflac, Inc.	169,316
2,611	Bank of America Corp.	120,445
764	Bear Stearns Cos., Inc. (The)	76,171
896	Boston Properties, Inc. - REIT	88,184
1,109	Capital One Financial Corp.	59,121
1,581	Citigroup, Inc.	52,647
2,094	Countrywide Financial Corp.	22,657
3,380	E*Trade Financial Corp. (a)	15,548
434	Goldman Sachs Group, Inc. (The)	98,362
2,616	Lehman Brothers Holdings, Inc.	163,840
680	MBIA, Inc.	24,827
1,166	Merrill Lynch & Co., Inc.	69,890
2,094	Morgan Stanley	110,396
4,218	Progressive Corp. (The)	77,611
2,346	Sun Life Financial, Inc. (Canada)	124,760
3,097	US Bancorp	102,480

		1,376,255

	Health Care - 5.5%
1,750	Coventry Health Care, Inc. (a)	101,290
842	Forest Laboratories, Inc. (a)	32,459
2,477	UnitedHealth Group, Inc.	136,235

		269,984

	Industrials - 6.1%
2,197	Danaher Corp.	190,744
1,450	United Technologies Corp.	108,417

		299,161

	Information Technology - 20.2%
3,928	Cisco Systems, Inc. (a)	110,063
2,372	Cognizant Technology Solutions Corp. - Class A (a)	73,769
3,110	Dell, Inc. (a)	76,319
3,625	eBay, Inc. (a)	121,546
1,660	Fiserv, Inc. (a)	85,208
2,215	Microsoft Corp.	74,424
5,515	Oracle Corp. (a)	111,293
1,947	Paychex, Inc.	75,933
2,298	Research In Motion Ltd. (Canada) (a)	261,558

		990,113

	Materials - 7.1%
1,190	BHP Billiton Ltd. - ADR (Australia)	90,238
871	Freeport-McMoRan Copper & Gold, Inc.	86,168
2,883	Nucor Corp.	170,702

		347,108

	Total Common Stocks - 100.2% (Cost $5,177,362)	4,903,714

	Investment Companies - 0.1%
45	SPDR Trust Series 1	6,690

	(Cost $6,551)
	Total Investments - 100.3%
	(Cost $5,183,913)	4,910,404
	Liabilities in excess of Other Assets - (0.3%)	(16,830)

	Net Assets - 100.0%	$4,893,574

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	90.7%
Canada	7.5%
Australia	1.8%

*	Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ending August 31, 2007.

SCV / Claymore/IndexIQ Small-Cap Value ETF

Portfolio of Investments

November 30, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 100.4%
	Consumer Discretionary - 9.5%
1,041	Aftermarket Technology Corp. (a)	$29,065
3,677	Citadel Broadcasting Corp.	8,457
1,975	Cox Radio, Inc. - Class A (a)	23,266
937	Entercom Communications Corp. - Class A	15,264
1,347	FTD Group, Inc.	18,050
994	Helen of Troy Ltd. (Bermuda) (a)	18,021
857	Kenneth Cole Productions, Inc. - Class A	16,163
816	K-Swiss, Inc. - Class A	14,810
4,436	Radio One, Inc. - Class D (a)	9,049
530	RC2 Corp. (a)	15,412
2,795	Stewart Enterprises, Inc. - Class A	22,919
6,874	Westwood One, Inc. (a)	13,129

		203,605

	Consumer Staples - 0.8%
2,029	Prestige Brands Holdings, Inc. (a)	17,023

	Energy - 2.9%
1,184	Energy Partners Ltd. (a)	14,658
1,152	General Maritime Corp. (Marshall Island)	30,758
2,353	Parker Drilling Co. (a)	16,824

		62,240

	Financials - 34.1%
1,026	1st Source Corp.	20,664
1,823	American Equity Investment Life Holding Co.	16,425
585	American Physicians Capital, Inc.	24,547
752	Anchor Bancorp Wisconsin, Inc.	19,116
1,649	Asset Acceptance Capital Corp.	18,634
1,822	BankAtlantic Bancorp, Inc. - Class A	7,015
797	Boston Private Financial Holdings, Inc.	21,949
1,051	Calamos Asset Management, Inc. - Class A	31,120
641	Central Pacific Financial Corp.	12,955
711	Chemical Financial Corp.	17,846
759	Chittenden Corp.	26,588
1,451	CNA Surety Corp. (a)	29,934
1,308	Community Bank System, Inc.	26,382
1,845	CVB Financial Corp.	20,516
1,690	Dime Community Bancshares	22,933
1,984	Donegal Group, Inc. - Class A	33,510
2,105	First Commonwealth Financial Corp.	24,502
883	First Merchants Corp.	19,152
997	First State Bancorporation	14,576
1,352	FNB Corp.	20,970
525	FPIC Insurance Group, Inc. (a)	22,433
1,227	Hanmi Financial Corp.	11,767
1,185	Harleysville National Corp.	18,190
3,054	LaBranche & Co., Inc. (a)	16,217
663	MB Financial, Inc.	21,017
1,418	National Penn Bancshares, Inc.	22,277
2,127	Presidential Life Corp.	36,669
672	Provident Bankshares Corp.	15,758
1,350	Provident Financial Services, Inc.	20,061
451	RLI Corp.	26,893
2,169	Sterling Bancshares, Inc.	26,765
1,049	Sterling Financial Corp. (a)	17,990
1,114	Susquehanna Bancshares, Inc.	22,157
1,098	SWS Group, Inc.	14,889
501	Triad Guaranty, Inc. (a)	4,314

		726,731

	Health Care - 4.9%
1,326	Alpharma, Inc. - Class A (a)	27,846
605	Datascope Corp.	22,137
1,614	Odyssey HealthCare, Inc. (a)	16,140
1,062	Sciele Pharma, Inc. (a)	23,704
1,528	Viropharma, Inc. (a)	13,660

		103,487

	Industrials - 4.5%
3,590	CBIZ, Inc. (a)	33,172
628	CIRCOR International, Inc.	27,249
931	Ennis, Inc.	17,093
1,036	Korn/Ferry International (a)	17,850

		95,364

	Information Technology - 39.1%
1,297	Actel Corp. (a)	14,215
1,575	Advanced Energy Industries, Inc. (a)	22,853
668	Cabot Microelectronics Corp. (a)	24,983
4,544	Cirrus Logic, Inc. (a)	25,901
974	Coherent, Inc. (a)	28,022
1,161	Cohu, Inc.	18,170
1,855	Cree, Inc. (a)	45,689
1,196	DSP Group, Inc. (a)	16,182
887	Electronics for Imaging (a)	20,348
1,949	Entegris, Inc. (a)	16,878
1,570	Epicor Software Corp. (a)	16,987
5,323	Extreme Networks (a)	19,376
1,464	Infospace, Inc.	26,074
3,120	infoUSA, Inc.	26,926
2,608	Ixia (a)	26,941
1,403	JDA Software Group, Inc. (a)	29,379
3,258	Lawson Software, Inc. (a)	31,668
945	MKS Instruments, Inc. (a)	17,171
1,845	MSC.Software Corp. (a)	24,372
2,682	Mattson Technology, Inc. (a)	22,100
1,520	Methode Electronics, Inc.	18,316
1,235	Multi-Fineline Electronix, Inc. (a)	22,563
3,433	Omnivision Technologies, Inc. (a)	63,922
1,687	Packeteer, Inc. (a)	11,404
1,650	Photronics, Inc. (a)	16,979
3,221	Secure Computing Corp. (a)	29,215
1,655	Semtech Corp. (a)	25,255
3,396	Silicon Image, Inc. (a)	15,961
2,637	SonicWALL, Inc. (a)	26,686
2,965	TTM Technologies, Inc. (a)	35,847
2,667	United Online, Inc.	40,112
2,241	Wind River Systems, Inc. (a)	22,881
1,446	Zoran Corp. (a)	31,552

		834,928

	Materials - 1.0%
1,464	Glatfelter	22,004

	Telecommunication Service - 2.6%
1,071	Iowa Telecommunications Services, Inc.	18,250
2,759	Premiere Global Services, Inc. (a)	38,019

		56,269

	Utilities - 1.0%
888	Empire District Electric Co. (The)	20,460

	Total Common Stock - 100.4% (Cost $2,521,184)	2,142,111

	Investment Companies - 0.1%
30	iShares Russell 2000 Value Index Fund	2,154

	(Cost - $2,252)

	Total Investments - 100.5%
	(Cost - $2,523,436)	2,144,265
	Liabilities in excess of Other Assets - (0.5%)	(11,483)

	Net Assets - 100.0%	$2,132,782

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	97.7%
Marshall Island	1.4%
Bermuda	0.9%

*	Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ending August 31, 2007.

GRN / Claymore/LGA Green ETF

Portfolio of Investments

November 30, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 99.9%
	Consumer Discretionary - 8.9%
170	Bed Bath & Beyond, Inc. (a)	$5,346
234	Best Buy Co., Inc.	11,946
464	Clear Channel Communications, Inc.	16,658
119	Coach, Inc. (a)	4,420
815	Comcast Corp. - Class A (a)	16,740
596	DIRECTV Group, Inc. (The) (a)	14,822
77	DR Horton, Inc.	922
122	Eastman Kodak Co.	2,865
363	EW Scripps Co. - Class A	15,772
2,763	Ford Motor Co. (a)	20,750
812	Gap, Inc. (The)	16,565
121	Harman International Industries, Inc.	8,906
250	Hasbro, Inc.	6,942
1,668	Home Depot, Inc.	47,638
357	Johnson Controls, Inc.	13,787
189	Jones Apparel Group, Inc.	3,523
101	Lennar Corp. - Class A	1,600
733	Marriott International, Inc. - Class A	27,488
153	McDonald’s Corp.	8,946
343	Newell Rubbermaid, Inc.	9,185
2,470	News Corp. - Class A	52,043
224	Nike, Inc. - Class B	14,706
125	Polo Ralph Lauren Corp.	8,622
354	Pulte Homes, Inc.	3,618
151	Snap-On, Inc.	7,381
524	Staples, Inc.	12,419
1,950	Starbucks Corp. (a)	45,610
104	Starwood Hotels & Resorts Worldwide, Inc.	5,583
48	Tiffany & Co.	2,229
110	TJX Cos, Inc.	3,227
1,582	Walt Disney Co. (The)	52,443
20	Whirlpool Corp.	1,619

		464,321

	Consumer Staples - 12.1%
68	Brown-Forman Corp. - Class B	4,803
545	Campbell Soup Co.	20,012
1,752	Coca-Cola Co. (The)	108,799
999	Constellation Brands, Inc. - Class A (a)	23,526
304	Costco Wholesale Corp.	20,490
1,105	CVS Caremark Corp.	44,299
533	Dean Foods Co. (a)	13,293
285	Estee Lauder Cos., Inc. (The) - Class A	12,791
472	General Mills, Inc.	28,391
132	Hershey Co. (The)	5,268
369	Kimberly-Clark Corp.	25,760
296	McCormick & Co., Inc.	11,310
292	PepsiCo, Inc.	22,537
1,738	Procter & Gamble Co.	128,612
101	SUPERVALU, Inc.	4,229
588	SYSCO Corp.	19,116
2,330	Wal-Mart Stores, Inc.	111,607
407	Whole Foods Market, Inc.	17,505
121	WM Wrigley Jr. Co.	7,744

		630,092

	Energy - 13.2%
97	Apache Corp.	9,389
565	Devon Energy Corp.	46,788
258	EOG Resources, Inc.	21,357
3,734	Hess Corp.	265,935
877	Marathon Oil Corp.	49,024
1,602	Murphy Oil Corp.	114,575
190	Nabors Industries, Ltd. (Bermuda) (a)	5,111
268	National Oilwell Varco, Inc. (a)	18,264
499	Noble Corp. (Cayman Islands)	26,013
515	Smith International, Inc.	32,301
926	Spectra Energy Corp.	22,817
307	Sunoco, Inc.	20,600
897	Weatherford International, Ltd. (Bermuda) (a)	56,170

		688,344

	Financials - 6.8%
1,178	ACE Ltd. (Cayman Islands)	70,480
1,529	American International Group, Inc.	88,881
103	AvalonBay Communities, Inc.	10,242
104	CB Richard Ellis Group, Inc. - Class A (a)	2,470
110	Developers Diversified Realty Corp.	4,885
185	Hartford Financial Services Group, Inc.	17,634
240	Host Hotels & Resorts, Inc.	4,606
73	IntercontinentalExchange, Inc. (a)	12,188
522	Marsh & McLennan Cos., Inc.	13,113
344	Prologis, REIT	22,504
266	Simon Property Group, Inc., REIT	26,188
3,285	Unum Group	81,599

		354,790

	Health Care - 11.6%
878	Abbott Laboratories	50,494
234	Amgen, Inc. (a)	12,928
438	Barr Pharmaceuticals, Inc. (a)	23,521
400	Becton Dickinson & Co.	33,092
1,025	Celgene Corp. (a)	63,089
794	Forest Laboratories, Inc. (a)	30,609
261	IMS Health, Inc.	6,094
1,460	Johnson & Johnson	98,900
1,481	Mylan, Inc.	21,297
125	PerkinElmer, Inc.	3,410
1,260	Schering-Plough Corp.	39,438
229	St Jude Medical, Inc. (a)	9,103
248	Stryker Corp.	18,012
476	Varian Medical Systems, Inc. (a)	23,781
233	Waters Corp. (a)	18,183
2,599	Watson Pharmaceuticals, Inc. (a)	76,177
1,303	Wyeth	63,977
185	Zimmer Holdings, Inc. (a)	11,975

		604,080

	Industrials - 13.5%
856	Allied Waste Industries, Inc. (a)	9,767
679	Boeing Co.	62,835
453	Burlington Northern Santa Fe Corp.	37,834
167	CH Robinson Worldwide, Inc.	8,609
66	Danaher Corp.	5,730
76	Deere & Co.	13,057
174	Eaton Corp.	15,540
81	Fluor Corp.	11,921
6,216	General Electric Co.	238,011
550	Ingersoll-Rand Co. Ltd. - Class A (Bermuda)	28,402
172	L-3 Communications Holding, Inc.	19,032
153	Norfolk Southern Corp.	7,835
1,165	Paccar, Inc.	58,961
108	Parker Hannifin Corp.	8,578
174	Pitney Bowes, Inc.	6,699
208	Raytheon Co.	12,865
58	Rockwell Automation, Inc.	3,938
395	Rockwell Collins, Inc.	28,487
1,341	Southwest Airlines Co.	18,975
192	Trane, Inc.	7,048
554	United Parcel Service, Inc. - Class B	40,819
585	United Technologies Corp.	43,740
81	WW Grainger, Inc.	7,152

		695,835

	Information Technology - 21.6%
2,875	Adobe Systems, Inc. (a)	121,152
3,316	Advanced Micro Devices, Inc. (a)	32,364
109	Affiliated Computer Services, Inc. - Class A (a)	4,574
775	Analog Devices, Inc.	23,854
284	Apple, Inc. (a)	51,750
104	Automatic Data Processing, Inc.	4,686
465	Ciena Corp. (a)	20,451
1,544	Cisco Systems, Inc. (a)	43,263
92	Computer Sciences Corp. (a)	4,859
278	Convergys Corp. (a)	4,534
3,116	Corning, Inc.	75,688
661	Dell, Inc. (a)	16,221
1,478	eBay, Inc. (a)	49,557
502	Electronic Data Systems Corp.	10,171
1,260	EMC Corp. (a)	24,280
119	Fidelity National Information Services, Inc.	5,143
96	Fiserv, Inc. (a)	4,928
154	Google, Inc. - Class A (a)	106,722
1,376	Hewlett-Packard Co.	70,396
894	International Business Machines Corp.	94,031
1,068	Jabil Circuit, Inc.	18,103
655	Juniper Networks, Inc. (a)	19,467
189	Kla-Tencor Corp.	9,087
531	Linear Technology Corp.	16,174
146	MEMC Electronic Materials, Inc. (a)	11,327
3,726	Microsoft Corp.	125,194
2,375	National Semiconductor Corp.	54,292
359	Novellus Systems, Inc. (a)	9,338
124	Paychex, Inc.	4,836
540	Qualcomm, Inc.	22,021
1,739	Sun Microsystems, Inc. (a)	36,136
1,037	Unisys Corp. (a)	5,144
796	Yahoo!, Inc. (a)	21,341

		1,121,084

	Materials - 3.9%
220	Air Products & Chemicals, Inc.	21,789
1,214	Alcoa, Inc.	44,153
325	Ecolab, Inc.	15,568
985	EI Du Pont de Nemours & Co.	45,458
1,105	Hercules, Inc.	21,448
158	MeadWestvaco Corp.	5,193
408	Nucor Corp.	24,158
150	Pactiv Corp. (a)	3,810
229	Sealed Air Corp.	5,352
47	United States Steel Corp.	4,592
132	Vulcan Materials Co.	11,722

		203,243

	Telecommunication Services - 4.1%
973	AT&T, Inc.	37,178
484	CenturyTel, Inc.	20,633
1,122	Embarq Corp.	57,166
5,172	Sprint Nextel Corp.	80,269
1,541	Windstream Corp.	19,956

		215,202

	Utilities - 4.2%
827	AES Corp. (a)	18,070
792	CMS Energy Corp.	13,805
540	Dominion Resources, Inc.	25,504
265	Edison International	14,835
82	Exelon Corp.	6,648
506	FPL Group, Inc.	35,299
641	PG&E Corp.	29,659
219	PPL Corp.	11,160
195	Public Service Enterprise Group, Inc.	18,669
96	Questar Corp.	5,131
343	Sempra Energy	21,479
464	TECO Energy, Inc.	8,036
426	Xcel Energy, Inc.	9,845

		218,140

	Total Common Stock - 99.9%
	(Cost $5,104,745)	5,195,131

	Exchange-Traded Funds - 0.2%
80	SPDR Trust Series 1	11,893

	(Cost $11,928)

	Total Investments - 100.1%
	(Cost $5,116,673)	5,207,024
	Liabilities in excess of Other Assets - (0.1%)	(549)

	Net Assets - 100.0%	$5,206,475

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	96.4%
Cayman Islands	1.9%
Bermuda	1.7%

*	Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2007.

OTR / Claymore/Ocean Tomo Growth Index ETF

Portfolio of Investments

November 30, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stock - 100.3%
	Consumer Discretionary - 5.0%
725	Amazon.com, Inc. (a)	$65,656
378	Garmin, Ltd. (Cayman Islands)	40,578
568	International Game Technology	24,799
66	priceline.com, Inc. (a)	7,511
138	Tempur-Pedic International, Inc.	4,097

		142,641

	Consumer Staples - 2.4%
756	Avon Products, Inc.	31,034
671	Campbell Soup, Co.	24,639
99	Energizer Holdings, Inc. (a)	11,249
46	Jones Soda Co. (a)	304

		67,226

	Energy - 8.6%
2,089	Schlumberger Ltd. (Netherlands Antilles)	195,217
1,031	Tenaris SA, ADR (Luxembourg)	48,643

		243,860

	Health Care - 25.6%
521	Alcon, Inc. (Switzerland)	72,492
29	AMAG Pharmaceuticals, Inc. (a)	1,671
231	Amylin Pharmaceuticals, Inc. (a)	8,822
3,456	Bristol-Myers Squibb Co.	102,401
668	Celgene Corp. (a)	41,115
868	Covidien Ltd. (Bermuda)	34,815
819	Elan Corp PLC, ADR (Ireland) (a)	18,862
1,839	Genentech, Inc. (a)	140,224
1,618	Gilead Sciences, Inc. (a)	75,302
67	Intuitive Surgical, Inc. (a)	21,955
125	Kinetic Concepts, Inc. (a)	7,330
101	OSI Pharmaceuticals, Inc. (a)	4,710
2,829	Schering-Plough Corp.	88,548
187	Sepracor, Inc. (a)	4,961
323	Shire PLC, ADR (United Kingdom)	22,917
716	Stryker Corp.	52,003
220	Varian Medical Systems, Inc. (a)	10,991
230	Vertex Pharmaceuticals, Inc. (a)	5,840
174	Waters Corp. (a)	13,579

		728,538

	Industrials - 15.9%
1,250	3M Co.	104,075
162	BE Aerospace, Inc. (a)	7,614
1,354	Boeing Co.	125,299
1,116	Caterpillar, Inc.	80,240
135	First Solar, Inc. (a)	32,015
125	Foster Wheeler Ltd. (Bermuda)	18,625
392	McDermott International, Inc. (Panama) (a)	20,502
382	Pitney Bowes, Inc.	14,707
241	Precision Castparts Corp.	35,509
110	Taser International, Inc. (a)	1,541
353	Trane, Inc.	12,959

		453,086

	Information Technology - 42.0%
1,383	Accenture Ltd. (Bermuda)	47,796
289	Akamai Technologies, Inc. (a)	10,999
317	Amkor Technology, Inc. (a)	2,612
1,519	Apple, Inc. (a)	276,792
405	Autodesk, Inc. (a)	19,071
10,653	Cisco Systems, Inc. (a)	298,497
147	F5 Networks, Inc. (a)	3,884
118	Flir Systems, Inc. (a)	8,110
393	MEMC Electronic Materials, Inc. (a)	30,489
12,907	Microsoft Corp.	433,675
171	NAVTEQ Corp. (a)	12,806
763	Nortel Networks Corp. (Canada) (a)	12,849
959	Nvidia Corp. (a)	30,247
123	Riverbed Technology, Inc. (a)	3,478
454	Sonus Networks, Inc. (a)	2,987

		1,194,292

	Materials - 0.5%
264	Celanese Corp. - Series A	10,476
204	Hercules, Inc.	3,960

		14,436

	Telecommunications - 0.3%
2,680	Level 3 Communications, Inc. (a)	9,005

	Total Investments - 100.3%
	(Cost - $2,730,804)	2,853,084
	Liabilities in excess of Other Assets - (0.3%)	(8,757)

	Net Assets - 100.0%	$2,844,327

ADR - American Depositary Receipt

SA - Corporation

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	81.3%
Netherlands	6.8%
Bermuda	3.6%
Switzerland	2.5%
Luxembourg	1.7%
Cayman Islands	1.4%
United Kingdom	0.8%
Panama	0.7%
Ireland	0.7%
Canada	0.5%

*	Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ending August 31, 2007.

OTP / Claymore/Ocean Tomo Patent ETF

Portfolio of Investments

November 30, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 99.6%
	Consumer Discretionary - 8.0%
573	Amazon.com, Inc. (a)	$51,891
105	Autoliv, Inc.	6,132
91	Black & Decker Corp.	7,521
1,642	DIRECTV Group, Inc. (The) (a)	40,837
387	Discovery Holding Co. - Class A	9,466
397	Eastman Kodak Co.	9,322
211	Fortune Brands, Inc.	16,173
322	Gannett Co., Inc.	11,834
299	Garmin, Ltd. (Cayman Islands)	32,098
199	Gentex Corp.	3,944
397	IAC/InterActiveCorp (a)	11,049
450	International Game Technology	19,647
820	Johnson Controls, Inc.	31,668
106	Lear Corp. (a)	3,121
235	Leggett & Platt, Inc.	4,836
163	Magna International, Inc. - Class A (Canada)	13,736
95	Mohawk Industries, Inc. (a)	7,642
386	Newell Rubbermaid, Inc.	10,337
688	Nike, Inc. - Class B	45,167
53	priceline.com, Inc. (a)	6,031
128	Scientific Games Corp. - Class A (a)	4,146
1,386	Sony Corp., ADR (Japan)	74,802
113	Stanley Works (The)	5,893
110	Tempur-Pedic International, Inc.	3,266
1,348	Time Warner Cable, Inc. - Class A (a)	35,088
5,174	Time Warner, Inc.	89,303
2,491	Toyota Motor Corp., ADR (Japan)	280,611
2,678	Walt Disney Co. (The)	88,776
108	Whirlpool Corp.	8,744

		933,081

	Consumer Staples - 7.0%
2,907	Altria Group, Inc.	225,467
889	Archer-Daniels-Midland Co.	32,315
597	Avon Products, Inc.	24,507
531	Campbell Soup Co.	19,498
180	Dean Foods Co. (a)	4,489
79	Energizer Holdings, Inc. (a)	8,977
446	General Mills, Inc.	26,827
35	Jones Soda Co. (a)	231
588	Kimberly-Clark Corp.	41,048
2,176	Kraft Foods, Inc. - Class A	75,181
4,302	Procter & Gamble Co.	318,348
493	Tyson Foods, Inc. - Class A	7,351
379	WM Wrigley Jr. Co.	24,256

		808,495

	Energy - 13.4%
643	Anadarko Petroleum Corp.	36,394
440	Baker Hughes, Inc.	35,319
403	BJ Services Co.	9,906
2,942	Chevron Corp.	258,219
2,247	ConocoPhillips	179,850
119	Dresser-Rand Group, Inc. (a)	4,236
178	FMC Technologies, Inc. (a)	9,893
177	Grant Prideco, Inc. (a)	8,514
1,217	Halliburton Co.	44,554
941	Marathon Oil Corp.	52,602
389	Nabors Industries Ltd. (Bermuda) (a)	10,464
492	National Oilwell Varco, Inc. (a)	33,530
4,418	Royal Dutch Shell PLC, ADR (United Kingdom)	359,758
1,651	Schlumberger Ltd. (Netherlands Antilles)	154,286
276	Smith International, Inc.	17,311
815	Tenaris SA (Luxembourg)	38,452
3,303	Total SA (France)	267,279
466	Weatherford International, Ltd. (Bermuda) (a)	29,181

		1,549,748

	Financials - 2.6%
740	Fifth Third Bancorp	22,133
913	Freddie Mac	32,019
4,636	JPMorgan Chase & Co.	211,494
739	Loews Corp.	35,317

		300,963

	Health Care - 19.6%
2,134	Abbott Laboratories	122,726
83	Advanced Medical Optics, Inc. (a)	2,093
96	Affymetrix, Inc. (a)	2,002
411	Alcon, Inc. (Switzerland)	57,187
422	Allergan, Inc.	28,291
23	AMAG Pharmaceuticals, Inc. (a)	1,325
249	AmerisourceBergen Corp.	11,297
1,500	Amgen, Inc. (a)	82,875
183	Amylin Pharmaceuticals, Inc. (a)	6,989
252	Applera Corp. - Applied Biosystems Group	8,608
337	Becton Dickinson & Co.	27,880
404	Biogen Idec, Inc. (a)	29,944
2,056	Boston Scientific Corp. (a)	25,967
2,731	Bristol-Myers Squibb Co.	80,920
502	Cardinal Health, Inc.	30,396
529	Celgene Corp. (a)	32,560
91	Cephalon, Inc. (a)	6,818
62	Cooper Cos., Inc. (The)	2,668
686	Covidien Ltd. (Bermuda)	27,515
143	CR Bard, Inc.	12,088
116	Dendreon Corp. (a)	580
646	Elan Corp. PLC, ADR (Ireland) (a)	14,877
1,453	Genentech, Inc. (a)	110,791
363	Genzyme Corp. (a)	27,200
1,279	Gilead Sciences, Inc. (a)	59,525
217	Hospira, Inc. (a)	9,396
54	Intuitive Surgical, Inc. (a)	17,695
91	Inverness Medical Innovations, Inc. (a)	5,340
64	Invitrogen Corp. (a)	6,209
3,996	Johnson & Johnson	270,689
98	Kinetic Concepts, Inc. (a)	5,747
338	King Pharmaceuticals, Inc. (a)	3,579
80	LifePoint Hospitals, Inc. (a)	2,531
409	McKesson Corp.	27,292
176	Medarex, Inc. (a)	2,235
373	Medco Health Solutions, Inc. (a)	37,296
1,565	Medtronic, Inc.	79,580
444	Millennium Pharmaceuticals, Inc. (a)	6,545
74	Millipore Corp. (a)	6,059
362	Mylan Laboratories, Inc.	5,206
3,766	Novartis AG, ADR (Switzerland)	212,854
75	Onyx Pharmaceuticals, Inc. (a)	4,091
80	OSI Pharmaceuticals, Inc. (a)	3,730
161	PDL BioPharma, Inc. (a)	2,851
9,563	Pfizer, Inc.	227,217
267	Quest Diagnostics, Inc.	14,701
111	Resmed, Inc. (a)	5,084
3,761	Sanofi-Aventis, ADR (France)	178,497
2,235	Schering-Plough Corp.	69,955
49	Sciele Pharma, Inc. (a)	1,094
147	Sepracor, Inc. (a)	3,900
256	Shire PLC, ADR (United Kingdom)	18,163
469	Saint Jude Medical, Inc. (a)	18,643
565	Stryker Corp.	41,036
589	Thermo Fisher Scientific, Inc. (a)	33,950
30	United Therapeutics Corp. (a)	3,002
175	Varian Medical Systems, Inc. (a)	8,743
183	Vertex Pharmaceuticals, Inc. (a)	4,646
138	Waters Corp. (a)	10,769
143	Watson Pharmaceuticals, Inc. (a)	4,191
1,856	Wyeth	91,130
325	Zimmer Holdings, Inc. (a)	21,037

		2,277,805

	Industrials - 15.1%
989	3M Co.	82,344
127	AGCO Corp. (a)	8,755
147	Avery Dennison Corp.	7,660
128	BE Aerospace, Inc. (a)	6,016
1,070	Boeing Co.	99,018
881	Caterpillar, Inc.	63,344
580	CSX Corp.	24,360
136	Cummins, Inc.	15,898
428	Danaher Corp.	37,159
305	Deere & Co.	52,399
274	Dover Corp.	12,681
201	Eaton Corp.	17,951
1,094	Emerson Electric Co.	62,380
55	Energy Conversion Devices, Inc. (a)	1,423
106	First Solar, Inc. (a)	25,138
98	Foster Wheeler Ltd. (Bermuda) (a)	14,602
14,144	General Electric Co.	541,574
172	Goodrich Corp.	12,262
1,031	Honeywell International, Inc.	58,375
751	Illinois Tool Works, Inc.	41,681
396	Ingersoll-Rand Co., Ltd. - Class A (Bermuda)	20,449
250	ITT Corp.	16,110
54	Kennametal, Inc.	4,215
1,578	Koninklijke Philips Electronics NV - NY Shares (Netherlands)	65,661
175	L-3 Communications Holdings, Inc.	19,364
309	McDermott International, Inc. (Panama) (a)	16,161
467	Northrop Grumman Corp.	36,795
103	Oshkosh Truck Corp.	4,953
169	Pall Corp.	6,464
233	Parker Hannifin Corp.	18,507
303	Pitney Bowes, Inc.	11,665
191	Precision Castparts Corp.	28,142
594	Raytheon Co.	36,739
210	Rockwell Automation, Inc.	14,257
1,247	Siemens AG, ADR (Germany)	189,257
75	SPX Corp.	7,632
115	Sunpower Corp. - Class A (a)	14,311
87	Taser International, Inc. (a)	1,219
279	Trane, Inc.	10,242
112	Trinity Industries, Inc.	2,835
686	Tyco International, Ltd. (Bermuda)	27,529
110	WW Grainger, Inc.	9,713

		1,747,240

	Information Technology - 23.0%
822	Accenture, Ltd. - Class A (Bermuda)	28,408
162	ADC Telecommunications, Inc. (a)	2,683
781	Advanced Micro Devices, Inc. (a)	7,623
533	Agilent Technologies, Inc. (a)	20,163
228	Akamai Technologies, Inc. (a)	8,678
3,197	Alcatel-Lucent (France)	25,896
475	Altera Corp.	8,921
251	Amkor Technology, Inc. (a)	2,068
429	Analog Devices, Inc.	13,205
216	Andrew Corp. (a)	3,167
1,201	Apple, Inc. (a)	218,846
1,902	Applied Materials, Inc.	35,815
596	ASML Holding NV (Netherlands) (a)	20,711
78	Atheros Communications, Inc. (a)	2,300
678	Atmel Corp. (a)	2,976
320	Autodesk, Inc. (a)	15,069
541	BEA Systems, Inc. (a)	8,564
277	BMC Software, Inc. (a)	9,163
747	Broadcom Corp. - Class A (a)	19,975
135	Business Objects SA, ADR (France) (a)	8,205
384	Cadence Design Systems, Inc. (a)	6,374
119	Ciena Corp. (a)	5,234
8,420	Cisco Systems, Inc. (a)	235,928
114	Cognos, Inc. (Canada) (a)	6,530
86	CommScope, Inc. (a)	3,483
241	Computer Sciences Corp. (a)	12,730
417	Compuware Corp. (a)	3,444
119	Cree, Inc. (a)	2,931
43	Cymer, Inc. (a)	1,766
212	Cypress Semiconductor Corp. (a)	7,043
90	Diebold, Inc.	3,056
707	Electronic Data Systems Corp.	14,324
2,895	EMC Corp. (a)	55,787
118	Emulex Corp. (a)	1,977
115	F5 Networks, Inc. (a)	3,038
171	Fairchild Semiconductor International, Inc. (a)	2,712
94	Flir Systems, Inc. (a)	6,461
66	Formfactor, Inc. (a)	2,504
188	Harris Corp.	11,801
3,571	Hewlett-Packard Co.	182,692
1,033	Infineon Technologies AG, ADR (Germany)	12,231
265	Integrated Device Technology, Inc. (a)	3,214
8,061	Intel Corp.	210,231
65	Interdigital, Inc. (a)	1,170
1,878	International Business Machines Corp.	197,528
99	International Rectifier Corp. (a)	3,219
184	Intersil Corp. - Class A	4,589
41	Itron, Inc. (a)	3,180
304	JDS Uniphase Corp. (a)	4,092
710	Juniper Networks, Inc. (a)	21,101
251	Kla-Tencor Corp.	12,068
170	Lam Research Corp. (a)	7,794
130	Lexmark International, Inc. - Class A (a)	4,534
313	Linear Technology Corp.	9,534
989	LSI Logic Corp. (a)	5,489
75	Macrovision Corp. (a)	1,869
815	Marvell Technology Group, Ltd. (Bermuda) (a)	12,176
312	MEMC Electronic Materials, Inc. (a)	24,205
1,049	Micron Technology, Inc. (a)	8,728
12,916	Microsoft Corp.	433,978
3,166	Motorola, Inc.	50,561
364	National Semiconductor Corp.	8,321
136	NAVTEQ Corp. (a)	10,185
491	Network Appliance, Inc. (a)	12,133
603	Nortel Networks Corp. (Canada) (a)	10,154
483	Novell, Inc. (a)	3,391
171	Novellus Systems, Inc. (a)	4,448
256	Nuance Communications, Inc. (a)	5,166
758	Nvidia Corp. (a)	23,907
145	Palm, Inc. (a)	1,011
296	PMC - Sierra, Inc. (a)	2,078
127	Polycom, Inc. (a)	3,082
2,312	Qualcomm, Inc.	94,283
144	Rambus, Inc. (a)	2,792
397	RF Micro Devices, Inc. (a)	2,295
97	Riverbed Technology, Inc. (a)	2,743
314	SanDisk Corp. (a)	11,756
734	Seagate Technology (Cayman Islands)	18,930
75	Silicon Laboratories, Inc. (a)	2,785
73	SiRF Technology Holdings, Inc. (a)	1,759
220	Skyworks Solutions, Inc. (a)	1,998
360	Sonus Networks, Inc. (a)	2,369
1,257	STMicroelectronics NV (Netherlands)	19,131
1,178	Sun Microsystems, Inc. (a)	24,479
1,218	Symantec Corp. (a)	21,680
200	Synopsys, Inc. (a)	4,922
7,295	Taiwan Semiconductor Manufacturing Co. Ltd. (China)	72,366
2,226	Telefonaktiebolaget LM Ericsson (Sweden)	54,448
606	Tellabs, Inc. (a)	4,218
1,973	Texas Instruments, Inc.	62,288
105	Varian Semiconductor Equipment Associates, Inc. (a)	4,359
345	VeriSign, Inc. (a)	14,110
257	Vishay Intertechnology, Inc. (a)	3,210
304	Western Digital Corp. (a)	8,399
1,275	Xerox Corp. (a)	21,522
412	Xilinx, Inc.	9,023
1,848	Yahoo!, Inc. (a)	49,545

		2,663,028

	Materials - 5.0%
298	Air Products & Chemicals, Inc.	29,514
131	Albemarle Corp.	5,782
1,170	Alcoa, Inc.	42,553
142	Ball Corp.	6,568
1,195	Barrick Gold Corp. (Canada)	48,409
209	Celanese Corp.	8,293
1,304	Dow Chemical Co. (The)	54,690
115	Eastman Chemical Co.	7,384
338	Ecolab, Inc.	16,190
1,271	EI Du Pont de Nemours & Co.	58,657
161	Hercules, Inc.	3,125
123	International Flavors & Fragrances, Inc.	6,167
594	International Paper Co.	20,048
96	Lubrizol Corp.	6,157
349	Lyondell Chemical Co.	16,473
256	MeadWestvaco Corp.	8,415
755	Monsanto Co.	75,024
626	Newmont Mining Corp.	31,106
42	OM Group, Inc. (a)	2,364
180	Pactiv Corp. (a)	4,572
482	POSCO, ADR (Korea)	76,093
226	PPG Industries, Inc.	15,513
271	Rohm & Haas Co.	14,734
224	Sealed Air Corp.	5,235
300	Weyerhaeuser Co.	21,954

		585,020

	Telecommunication Services - 5.1%
8,420	AT&T, Inc.	321,728
2,118	Level 3 Communications, Inc. (a)	7,116
1,016	SK Telecom Co. Ltd. (Korea)	32,177
3,930	Sprint Nextel Corp.	60,994
4,006	Verizon Communications, Inc.	173,099

		595,114

	Utilities - 0.8%
373	Consolidated Edison, Inc.	18,072
450	Edison International	25,191
1,045	Southern Co.	39,313
161	Wisconsin Energy Corp.	7,702

		90,278

	Total Common Stock - 99.6%
	(Cost $10,945,886)	11,550,772

	Exchange-Traded Funds - 0.5%
395	SPDR Trust Series 1
	(Cost $58,766)	58,721

	Total Investments - 100.1%
	(Cost $11,004,652)	11,609,493
	Liabilities in excess of Other Assets - (0.1%)	(4,373)

	Net Assets - 100.0%	$11,605,120

ADR - American Depositary Receipt

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	78.1%
France	4.1%
United Kingdom	3.3%
Japan	3.1%
Switzerland	2.3%
Netherlands Antilles	2.2%
Germany	1.7%
Bermuda	1.5%
Korea	0.9%
Canada	0.7%
China	0.6%
Cayman Islands	0.5%
Sweden	0.5%
Luxembourg	0.3%
Ireland	0.1%
Panama	0.1%

*	Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2007.

DEF / Claymore/Sabrient Defender ETF

Portfolio of Investments

November 30, 2007 (Unaudited)

Number of Shares	Description	Value
	Common Stocks - 95.0%
	Consumer Discretionary - 10.8%
3,882	Abercrombie & Fitch Co. - Class A	$318,479
11,345	Eastman Kodak Co.	266,381
33,179	Ford Motor Co. (a)	249,174
2,885	Magna International, Inc. - Class A (Canada)	243,119
4,794	McDonald’s Corp.	280,305
10,226	Newell Rubbermaid, Inc.	273,852
7,068	Royal Caribbean Cruises Ltd. (Liberia)	286,678
20,528	Service Corp. International	272,612
10,221	Shaw Communications, Inc. - Class B (Canada)	253,276
333	Washington Post Co. (The) - Class B	268,565
3,706	Whirlpool Corp.	300,038

		3,012,479

	Consumer Staples - 18.0%
3,925	Altria Group, Inc.	304,423
5,581	Anheuser-Busch Cos., Inc.	294,230
3,822	British American Tobacco PLC - ADR (United Kingdom)	300,409
3,977	Brown-Forman Corp. - Class B	280,935
7,734	Campbell Soup Co.	283,993
3,778	Colgate-Palmolive Co.	302,542
4,255	Costco Wholesale Corp.	286,787
4,974	General Mills, Inc.	299,186
6,308	H.J. Heinz Co.	298,368
5,480	Kellogg Co.	296,139
3,307	Loews Corp. (Tracking Stock)	294,158
5,182	Molson Coors Brewing Co. - Class B	278,999
8,479	PepsiAmericas, Inc.	287,014
17,496	Sara Lee Corp.	294,458
7,544	SUPERVALU, Inc.	315,867
5,378	UST, Inc.	311,386
4,656	WM Wrigley Jr. Co.	297,984

		5,026,878

	Energy - 6.3%
4,766	Anadarko Petroleum Corp.	269,756
6,490	Enbridge, Inc. (Canada)	241,882
4,866	Imperial Oil Ltd. (Canada)	238,580
4,812	Petro-Canada (Canada)	232,756
5,264	Pioneer Natural Resources Co.	234,616
7,292	Repsol YPF SA - ADR (Spain)	268,856
6,568	TransCanada Corp. (Canada)	261,669

		1,748,115

	Financials - 25.8%
4,552	Aflac, Inc.	285,137
5,564	Allstate Corp. (The)	284,432
6,884	American Capital Strategies Ltd.	258,907
7,142	Apartment Investment & Management Co. - Class A - REIT	284,037
2,607	AvalonBay Communities, Inc. - REIT	259,240
7,534	Axis Capital Holdings Ltd. (Bermuda)	287,347
5,077	Bank of Nova Scotia (Canada)	269,183
2,773	Boston Properties, Inc. - REIT	272,919
7,260	Cincinnati Financial Corp.	290,255
9,470	Duke Realty Corp. - REIT	248,966
983	Fairfax Financial Holdings Ltd. (Canada)	281,384
5,563	General Growth Properties, Inc. - REIT	258,346
7,661	Hospitality Properties Trust - REIT	279,933
9,693	iStar Financial, Inc. - REIT	283,714
3,477	Macerich Co. (The) - REIT	269,989
6,253	Manulife Financial Corp. (Canada)	261,250
568	Markel Corp. (a)	273,861
3,460	PartnerRe Ltd. (Bermuda)	285,692
6,525	Plum Creek Timber Co., Inc. - REIT	302,564
4,257	Principal Financial Group, Inc.	278,791
3,841	Public Storage - REIT	297,063
4,057	Regency Centers Corp. - REIT	269,547
2,887	Simon Property Group, Inc. - REIT	284,225
4,920	Sun Life Financial, Inc. (Canada)	261,646
4,504	Torchmark Corp.	277,807
5,437	Travelers Cos., Inc. (The)	288,759

		7,194,994

	Health Care - 7.3%
4,777	DaVita, Inc. (a)	295,983
11,467	IMS Health, Inc.	267,754
4,410	McKesson Corp.	294,279
5,096	Merck & Co., Inc.	302,499
5,410	Novartis AG - ADR (Switzerland)	305,773
11,966	Pfizer, Inc.	284,312
5,378	Quest Diagnostics, Inc.	296,113

		2,046,713

	Industrials - 9.7%
22,636	Allied Waste Industries, Inc. (a)	258,277
5,008	Avery Dennison Corp.	260,967
5,248	Canadian National Railway Co. (Canada)	257,362
18,605	Lan Airlines SA - ADR (Chile)	274,424
2,606	Lockheed Martin Corp.	288,406
3,389	Northrop Grumman Corp.	267,019
7,128	R.R. Donnelley & Sons Co.	261,313
8,545	Republic Services, Inc.	283,438
3,857	United Parcel Service, Inc. - Class B	284,184
8,008	Waste Management, Inc.	274,835

		2,710,225

	Materials - 9.1%
6,008	Ball Corp.	277,870
4,268	Eastman Chemical Co.	274,048
5,898	El Du Pont de Nemours & Co.	272,193
4,864	FMC Corp.	266,158
8,578	MeadWestvaco Corp.	281,959
3,883	PPG Industries, Inc.	266,529
5,605	Rohm & Haas Co.	304,744
5,838	Syngenta AG - ADR (Switzerland)	289,273
7,786	Ternium SA - ADR (Luxembourg)	292,987

		2,525,761

	Telecommunication Services - 8.0%
7,151	AT&T, Inc.	273,240
6,482	BCE, Inc. (Canada)	254,094
6,303	CenturyTel, Inc.	268,697
21,749	Citizens Communications Co.	282,302
3,182	Mobile Telesystems - ADR (Russia)	288,607
4,150	Philippine Long Distance Telephone Co. - ADR (Philippines)	301,415
42,357	Qwest Communications International, Inc. (a)	280,827
6,545	Verizon Communications, Inc.	282,809

		2,231,991

	Total Common Stocks - 95.0% (Cost $27,158,482)	26,497,156

	Master Limited Partnerships - 3.2%
	Energy - 2.1%
8,917	Energy Transfer Equity LP	307,726
5,384	Energy Transfer Partners LP	277,276

		585,002

	Financials - 1.1%
3,679	AllianceBernstein Holding LP	301,494

	Total Master Limited Partnerships
	(Cost $938,860)	886,496

	Income Trusts - 1.8%
	Energy - 1.8%
5,826	Enerplus Resources Fund (Canada)	238,109
14,929	Pengrowth Energy Trust (Canada)	270,663

	Total Income Trusts	508,772

	(Cost $526,253)
	Exchange-Traded Funds - 0.0%
140	iShares S&P 500 Value Index Fund	10,997

	(Cost $10,831)

	Total Investments - 100.0%
	(Cost $28,634,426)	27,903,421
	Other Assets in excess of Liabilities - 0.0%	4,380

	Net Assets - 100.0%	$27,907,801

ADR - American Depositary Receipt

AG - Stock Corporation

LP - Limited Partnership

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA Corporation

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	75.8%
Canada	12.8%
Switzerland	2.1%
Bermuda	2.0%
Philippines	1.1%
United Kingdom	1.1%
Luxembourg	1.1%
Russia	1.0%
Liberia	1.0%
Chile	1.0%
Spain	1.0%

*	As a percentage of long-term investments. Subject to change daily.

See previously submitted notes to financial statements for the period ending August 31, 2007.

NFO / Claymore/Sabrient Insider ETF

Portfolio of Investments

November 30, 2007 (Unaudited)

Number of Shares	Description	Value
	Common Stocks - 98.0%
	Consumer Discretionary - 12.6%
13,922	Brown Shoe Co., Inc.	$236,256
7,838	DeVry, Inc.	430,933
15,461	Gap, Inc. (The)	315,404
26,887	Interpublic Group of Cos., Inc. (a)	255,158
5,603	McGraw-Hill Cos., Inc. (The)	274,995
4,904	Meredith Corp.	269,965
3,319	MGM Mirage (a)	287,094
5,868	Nordstrom, Inc.	196,813
4,155	Sherwin-Williams Co. (The)	261,059
6,739	Sotheby’s	252,376
10,182	Starbucks Corp. (a)	238,157
4,948	Starwood Hotels & Resorts Worldwide, Inc.	265,609
8,292	Walt Disney Co. (The)	274,880

		3,558,699

	Consumer Staples - 5.2%
26,454	American Oriental Bioengineering, Inc. (a)	309,512
6,324	Church & Dwight Co., Inc.	354,903
7,689	Nash Finch Co.	274,420
7,521	NBTY, Inc. (a)	224,652
4,750	Ralcorp Holdings, Inc. (a)	291,603

		1,455,090

	Energy - 7.7%
3,192	Cameron International Corp. (a)	297,590
7,841	Crosstex Energy, Inc.	281,492
12,352	Massey Energy Co.	419,350
6,615	Oil States International, Inc. (a)	209,762
2,780	Schlumberger Ltd. (Netherland Antilles)	259,791
3,953	Smith International, Inc.	247,932
5,986	Tesoro Corp.	294,391
5,663	Western Refining, Inc.	163,661

		2,173,969

	Financials - 19.5%
4,687	American Express Co.	276,439
4,287	American International Group, Inc.	249,203
9,412	Arthur J. Gallagher & Co.	247,347
5,644	Assurant, Inc.	369,287
12,327	Calamos Asset Management, Inc. - Class A	365,002
8,124	Capital Trust, Inc. - Class A - REIT	249,894
7,932	Cash America International, Inc.	285,393
6,427	Cincinnati Financial Corp.	256,951
22,087	Corus Bankshares, Inc.	209,606
4,572	Erie Indemnity Co. - Class A	236,555
5,140	First Community Bancorp, Inc.	231,249
6,906	Hancock Holding Co.	270,784
11,672	Maguire Properties, Inc. - REIT	295,068
10,250	Max Capital Group Ltd. (Bermuda)	290,177
3,907	NYSE Euronext	338,346
8,118	Redwood Trust, Inc. - REIT	247,843
4,860	RLI Corp.	289,802
2,962	Simon Property Group, Inc. - REIT	291,609
8,372	St. Joe Co. (The)	238,183
11,525	Unum Group	286,281

		5,525,019

	Health Care - 7.5%
5,549	Aetna, Inc.	310,078
15,610	AMN Healthcare Services, Inc. (a)	263,497
5,319	Cigna Corp.	285,152
19,925	Cypress Bioscience, Inc. (a)	243,085
3,560	Laboratory Corp. of America Holdings (a)	258,705
17,981	Mylan, Inc.	258,567
13,512	PDL BioPharma, Inc. (a)	239,298
28,692	Viropharma, Inc. (a)	256,506

		2,114,888

	Industrials - 16.7%
2,584	Alliant Techsystems, Inc. (a)	301,889
4,941	Avery Dennison Corp.	257,476
2,858	Boeing Co.	264,479
14,970	Cenveo, Inc. (a)	307,783
15,734	Delta Air Lines, Inc. (a)	310,904
7,526	Deluxe Corp.	237,746
5,780	Dover Corp.	267,498
2,726	First Solar, Inc. (a)	646,471
10,121	Horizon Lines, Inc. - Class A	201,509
14,430	Houston Wire & Cable Co.	213,708
2,824	L-3 Communications Holdings, Inc.	312,476
4,016	Rockwell Automation, Inc.	272,646
3,790	Sunpower Corp. - Class A (a)	471,628
7,789	Trinity Industries, Inc.	197,140
7,443	Waste Management, Inc.	255,444
5,977	Watsco, Inc.	216,666

		4,735,463

	Information Technology - 13.7%
13,950	Activision, Inc. (a)	308,992
7,130	Blue Coat Systems, Inc. (a)	258,177
12,862	Cadence Design Systems, Inc. (a)	213,509
10,128	Concur Technologies, Inc. (a)	380,408
78,398	Extreme Networks, Inc. (a)	285,369
7,536	Fair Isaac Corp.	278,531
19,274	Informatica Corp. (a)	330,549
3,175	Itron, Inc. (a)	246,221
10,684	Jack Henry & Associates, Inc.	285,904
19,849	Mentor Graphics Corp. (a)	216,156
38,707	Packeteer, Inc. (a)	261,659
32,938	S1 Corp. (a)	244,400
12,185	Sun Microsystems, Inc. (a)	253,204
8,424	Tyco Electronics Ltd. (Bermuda)	314,973

		3,878,052

	Materials - 11.2%
7,044	Albemarle Corp.	310,922
2,989	Allegheny Technologies, Inc.	292,175
8,276	Compass Minerals International, Inc.	303,895
4,181	Kaiser Aluminum Corp.	297,436
6,323	Mosaic Co. (The) (a)	437,235
10,232	Nalco Holding Co.	245,159
5,189	Nucor Corp.	307,241
5,525	OM Group, Inc. (a)	311,002
3,760	Praxair, Inc.	321,029
6,351	Sigma-Aldrich Corp.	334,380

		3,160,474

	Telecommunication Services - 0.7%
31,271	Qwest Communications International, Inc. (a)	207,327

	Utilities - 3.2%
4,473	FirstEnergy Corp.	306,669
4,626	FPL Group, Inc.	322,710
5,966	ONEOK, Inc.	277,419

		906,798

	Total Common Stocks - 98.0%
	(Cost $28,292,463)	27,715,779

	Master Limited Partnerships - 1.8%
	Energy - 1.8%
4,466	NuStar Energy LP	252,776
4,556	ONEOK Partners LP	274,135

	(Cost $573,509)	526,911

	Exchange-Traded Funds - 0.1%
235	iShares S&P SmallCap 600 Index Fund	15,487

	(Cost $16,538)

	Total Investments - 99.9%
	(Cost $28,882,510)	28,258,177
	Other Assets in excess of Liabilities - 0.1%	35,831

	Net Assets - 100.0%	$28,294,008

REIT - Real Estate Investment Trust

LP - Limited Partnership

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	97.0%
Bermuda	2.1%
Netherland Antilles	0.9%

*	As a percentage of total investments. Subject to change daily.

See previously submitted Notes to Financial Statements for the period ending August 31, 2007.

STH / Claymore/Sabrient Stealth ETF

Portfolio of Investments

November 30, 2007 (Unaudited)

Number of Shares	Description	Value
	Common Stocks - 97.3%
	Consumer Discretionary - 15.3%
9,112	Blyth, Inc.	$179,233
6,609	Books-A-Million, Inc.	79,903
4,637	Buckle, Inc. (The)	163,732
3,608	Carriage Services, Inc. (a)	38,497
2,595	Core-Mark Holding Co., Inc. (a)	69,624
4,703	CPI Corp.	130,555
2,343	CSS Industries, Inc.	92,736
2,400	DXP Enterprises, Inc. (a)	111,240
4,750	Fuel Systems Solutions, Inc. (a)	70,015
2,804	IHOP Corp.	142,275
6,472	Interstate Hotels & Resorts, Inc. (a)	30,224
11,228	M/I Homes, Inc.	112,617
3,988	Monro Muffler, Inc.	84,027
1,784	Nathan’s Famous, Inc. (a)	31,202
3,004	Nexstar Broadcasting Group, Inc. - Class A (a)	27,246
3,132	Pre-Paid Legal Services, Inc. (a)	156,631
3,212	R.G. Barry Corp. (a)	23,319
16,731	Retail Ventures, Inc. (a)	116,113
5,050	Rex Stores Corp. (a)	77,770
9,548	Standard Motor Products, Inc.	70,751
8,898	Stoneridge, Inc. (a)	74,031
10,027	Sturm Ruger & Co., Inc. (a)	92,750

		1,974,491

	Consumer Staples - 7.8%
27,252	Alliance One International, Inc. (a)	112,551
6,738	Cal-Maine Foods, Inc.	165,957
3,324	Imperial Sugar Co.	75,854
3,178	Ingles Markets, Inc. - Class A	75,605
6,818	Reddy Ice Holdings, Inc.	177,882
3,112	Reliv International, Inc.	24,523
3,500	Universal Corp.	187,880
8,403	Vector Group Ltd.	185,034

		1,005,286

	Energy - 3.5%
4,417	Bolt Technology Corp. (a)	172,572
11,614	Omni Energy Services Corp. (a)	58,999
2,658	Penn Virginia GP Holdings LP	85,588
7,694	Uranium Energy Corp. (a)	28,391
19,455	Vaalco Energy, Inc. (a)	84,824
1,533	Westmoreland Coal Co. (a)	24,758

		455,132

	Financials - 24.4%
2,628	Affirmative Insurance Holdings, Inc.	29,092
2,801	Agree Realty Corp. - REIT	84,170
450	Alleghany Corp. (a)	184,050
4,996	Beverly Hills Bancorp, Inc.	27,078
5,229	BRT Realty Trust - REIT	78,958
17,556	Capstead Mortgage Corp. - REIT	214,183
1,636	Citizens First Bancorp, Inc.	24,082
4,902	CNA Surety Corp. (a)	101,128
4,936	Colonial Properties Trust - REIT	120,883
6,071	Commerce Group, Inc.	218,252
17,510	Delta Financial Corp.	32,218
1,882	Eastern Insurance Holdings, Inc.	30,545
2,733	Federal Agricultural Mortgage Corp. - Class C	74,365
8,318	FelCor Lodging Trust, Inc. - REIT	145,648
4,215	Feldman Mall Properties, Inc. - REIT	11,802
18,249	First Bancorp (Puerto Rico)	119,348
1,125	First South Bancorp, Inc.	27,124
950	FNB Corp.	25,869
38,390	Friedman Billings Ramsey Group, Inc. - Class A - REIT	114,786
11,820	GMH Communities Trust - REIT	69,029
1,214	Great Southern Bancorp, Inc.	26,987
8,655	Hersha Hospitality Trust - REIT	88,108
3,370	Imperial Capital Bancorp, Inc.	76,836
2,771	James River Group, Inc.	94,768
8,876	Lexington Realty Trust - REIT	157,016
2,492	Mission West Properties - REIT	25,518
2,798	National Health Investors, Inc. - REIT	79,519
3,167	NYMAGIC, Inc.	70,561
11,907	PFF Bancorp, Inc.	111,926
7,703	Radian Group, Inc.	87,352
5,566	Ramco-Gershenson Properties - REIT	140,820
2,075	Riverview Bancorp, Inc.	27,183
4,123	Supertel Hospitality, Inc. - REIT	25,150
10,218	SWS Group, Inc.	138,556
4,213	United Community Financial Corp.	23,888
5,335	Urstadt Biddle Properties, Inc. - Class A - REIT	90,055
9,662	US Global Investors, Inc. - Class A	159,133

		3,155,986

	Health Care - 5.8%
1,582	Almost Family, Inc. (a)	30,406
2,772	America Service Group, Inc. (a)	22,342
8,530	Cambrex Corp.	66,022
1,976	Caraco Pharmaceutical Laboratories Ltd. (a)	29,166
3,849	Corvel Corp. (a)	89,489
6,888	Harvard Bioscience, Inc. (a)	29,205
3,359	Hillenbrand Industries, Inc.	180,849
5,155	Rochester Medical Corp. (a)	65,726
7,063	Theragenics Corp. (a)	27,758
2,234	Transcend Services, Inc. (a)	37,531
4,602	West Pharmaceutical Services, Inc.	172,897

		751,391

	Industrials - 19.4%
4,482	AAON, Inc.	85,292
8,910	ABM Industries, Inc.	181,764
4,339	Ampco-Pittsburgh Corp.	152,820
6,381	Amrep Corp. (a)	210,956
3,403	Atlas Air Worldwide Holdings, Inc. (a)	179,168
6,512	Commercial Vehicle Group, Inc (a)	86,805
5,560	COMSYS IT Partners, Inc. (a)	74,226
1,337	Eastern Co. (The)	26,433
6,996	Encore Wire Corp.	119,632
14,535	GenCorp, Inc. (a)	175,874
2,185	Graham Corp.	152,950
6,390	Integrated Electrical Services, Inc. (a)	119,940
1,461	International Shipholding Corp. (a)	37,489
2,043	Limco-Piedmont, Inc. (a)	25,905
3,139	Lydall, Inc. (a)	30,417
2,490	Mac-Gray Corp. (a)	29,880
3,803	Michael Baker Corp. (a)	132,839
11,465	Midwest Air Group, Inc. (a)	178,625
5,170	Miller Industries, Inc. (a)	67,365
1,756	NACCO Industries, Inc. - Class A	178,058
5,829	PRG-Schultz International, Inc. (a)	54,501
10,252	Tredegar Corp.	148,244
3,256	Waste Services, Inc. (a)	30,085
5,400	Xerium Technologies, Inc.	32,130

		2,511,398

	Information Technology - 10.9%
7,864	Actel Corp. (a)	86,189
11,855	Acxiom Corp.	146,054
4,556	Airvana, Inc. (a)	28,794
10,053	American Software, Inc - Class A	72,281
16,930	Avici Systems, Inc. (a)	125,790
9,504	Broadridge Financial Solutions, Inc.	216,406
9,018	CalAmp Corp. (a)	23,266
823	CAM Commerce Solutions, Inc.	37,101
2,813	Communications Systems, Inc.	31,506
4,680	DDi Corp. (a)	28,735
10,745	Immersion Corp. (a)	141,082
11,195	Methode Electronics, Inc.	134,900
3,231	Occam Networks, Inc. (a)	12,504
4,220	Rimage Corp. (a)	105,205
30,130	Silicon Storage Technology, Inc. (a)	85,569
14,592	Simulations Plus, Inc. (a)	70,042
4,902	Synplicity, Inc. (a)	27,892
2,056	Tessco Technologies, Inc. (a)	33,574

		1,406,890

	Materials - 6.8%
2,281	AEP Industries, Inc. (a)	78,033
1,824	American Pacific Corp. (a)	26,813
3,484	Chesapeake Corp.	21,252
2,654	GenTek, Inc. (a)	79,620
7,668	Horsehead Holding Corp. (a)	127,519
3,941	Innospec, Inc.	69,204
2,395	Kaiser Aluminum Corp.	170,380
4,308	Kapstone Paper and Packaging Corp. (a)	29,682
1,425	Kronos Worldwide, Inc.	23,684
9,138	Myers Industries, Inc.	182,394
4,258	Synalloy Corp.	73,961

		882,542

	Telecommunication Services - 2.0%
4,378	Consolidated Communications Holdings, Inc.	70,398
2,166	D&E Communications, Inc.	31,559
9,035	LCC International, Inc. - Class A (a)	22,136
10,715	USA Mobility, Inc. (a)	141,331

		265,424

	Utilities - 1.4%
7,038	UGI Corp.	186,085

		186,085

	Total Common Stocks - 97.3%
	(Cost $15,824,068)	12,594,625

	Royalty Trusts - 0.7%
	Energy - 0.7%
6,204	Permian Basin Royalty Trust
	(Cost $88,965)	94,053

	Master Limited Partnerships - 2.0%
	Energy - 1.8%
3,895	Capital Product Partners LP (Marshall Islands)	96,284
1,498	Dorchester Minerals LP	30,379
639	Inergy Holdings LP	28,212
3,412	Penn Virginia Resource Partners LP	89,565

		244,440

	Utilities - 0.2%
6,724	Star Gas Partners LP (a)	25,215

	Total Master Limited Partnerships
	(Cost $307,013)	269,655

	Exchange-Traded Funds - 0.1%
100	iShares S&P SmallCap 600 Index Fund	6,590

	(Cost $7,038)
	Total Investments - 100.1% (Cost $16,227,084)	12,964,923
	Liabilities in excess of Other Assets - (0.1%)	(19,578)

	Net Assets - 100.0%	$12,945,345

REIT - Real Estate Investment Trust

LP - Limited Partnership

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	98.3%
Puerto Rico	0.9%
Marshall Island	0.8%

*	As a percentage of long-term investments. Subject to change daily.

See previously submitted notes to financial statements for the period ending August 31, 2007.

CZG / Claymore/Zacks Growth & Income Index ETF

Portfolio of Investments

November 30, 2007 (Unaudited)

Number of Shares	Description	Value
	Common Stocks - 98.6%
	Consumer Discretionary - 9.3%
222	Bally Technologies, Inc. (a)	$9,257
388	Big Lots, Inc. (a)	7,244
66	Chipotle Mexican Grill, Inc. - Class A (a)	8,788
216	Darden Restaurants, Inc.	8,595
159	DeVry, Inc.	8,742
321	Discovery Holding Co. - Class A (a)	7,852
292	Expedia, Inc. (a)	9,519
163	GameStop Corp. - Class A (a)	9,364
96	Garmin Ltd. (Cayman Islands)	10,306
456	Idearc, Inc.	8,628
72	ITT Educational Services, Inc. (a)	8,146
286	Jack in the Box, Inc. (a)	8,566
237	Liberty Global, Inc. - Class A (a)	9,627
330	NetFlix, Inc. (a)	7,623
731	New York Times Co. (The) - Class A	12,061
102	priceline.com, Inc. (a)	11,608
766	Regal Entertainment Group - Class A	15,159
217	Scholastic Corp. (a)	7,647
175	Sotheby’s	6,554
254	Tempur-Pedic International, Inc.	7,541
181	Thor Industries, Inc.	6,380
177	Tiffany & Co.	8,218
243	Tupperware Brands Corp.	8,476
144	Vail Resorts, Inc. (a)	7,993
216	Warnaco Group, Inc. (The) (a)	7,970
63	Wynn Resorts Ltd.	7,997
215	Zumiez, Inc. (a)	5,977

		235,838

	Consumer Staples - 6.9%
291	Altria Group, Inc.	22,570
83	Bunge Ltd. (Bermuda)	9,324
117	Chattem, Inc. (a)	8,296
210	Corn Products International, Inc.	8,259
88	Energizer Holdings, Inc. (a)	9,999
211	Estee Lauder Cos., Inc. (The) - Class A	9,470
393	H.J. Heinz Co.	18,589
139	Hansen Natural Corp. (a)	6,034
203	Herbalife Ltd. (Cayman Islands)	8,500
180	Kellogg Co.	9,727
213	Pepsi Bottling Group, Inc.	9,089
243	PepsiAmericas, Inc.	8,226
152	Ralcorp Holdings, Inc. (a)	9,331
279	Reynolds American, Inc.	19,536
315	UST, Inc.	18,238

		175,188

	Energy - 2.3%
117	Baker Hughes, Inc.	9,392
100	Cameron International Corp. (a)	9,323
169	Carrizo Oil & Gas, Inc. (a)	8,188
206	Oil States International, Inc. (a)	6,532
650	Spectra Energy Corp.	16,016
195	Stone Energy Corp. (a)	8,814

		58,265

	Financials - 27.8%
140	AMB Property Corp. - REIT	8,562
1,169	Annaly Capital Management, Inc. - REIT	20,118
207	AON Corp.	10,344
753	Apollo Investment Corp.	13,336
409	Bank of America Corp.	18,867
330	BRE Properties, Inc. - REIT	14,701
428	Citigroup, Inc.	14,252
722	Colonial BancGroup, Inc. (The)	11,494
324	Comerica, Inc.	14,833
1,624	DCT Industrial Trust, Inc. - REIT	16,386
356	Developers Diversified Realty Corp. - REIT	15,810
917	DiamondRock Hospitality Co. - REIT	15,882
476	Digital Realty Trust, Inc. - REIT	18,164
501	Duke Realty Corp. - REIT	13,171
224	Endurance Specialty Holdings Ltd. (Bermuda)	9,047
424	Equity Residential - REIT	15,777
152	Essex Property Trust, Inc. - REIT	15,768
468	Fifth Third Bancorp.	13,998
872	Fortress Investment Group LLC - Class A	15,879
107	GFI Group, Inc. (a)	10,420
118	Greenhill & Co., Inc.	8,530
453	Health Care REIT, Inc. - REIT	20,299
466	Highwoods Properties, Inc. - REIT	14,786
340	Home Properties, Inc. - REIT	15,365
441	iStar Financial, Inc. - REIT	12,908
435	JPMorgan Chase & Co.	19,845
496	KeyCorp	13,065
790	KKR Financial Holdings LLC	12,032
163	Nationwide Financial Services - Class A	7,296
681	Nationwide Health Properties, Inc. - REIT	21,302
1,004	New York Community Bancorp., Inc.	18,684
291	optionsXpress Holdings, Inc.	8,849
106	PartnerRe Ltd. (Bermuda)	8,752
1,051	People’s United Financial, Inc.	17,835
238	Platinum Underwriters Holdings Ltd. (Bermuda)	8,644
306	Prologis - REIT	20,018
374	Rayonier, Inc. - REIT	17,346
664	Realty Income Corp. - REIT	18,924
250	Regency Centers Corp. - REIT	16,610
154	RenaissanceRe Holdings Ltd. (Bermuda)	9,103
158	Safeco Corp.	9,118
205	Simon Property Group, Inc. - REIT	20,182
78	SL Green Realty Corp. - REIT	8,104
628	Sunstone Hotel Investors, Inc. - REIT	14,570
234	SunTrust Banks, Inc.	16,406
331	Taubman Centers, Inc. - REIT	17,718
648	TCF Financial Corp.	12,578
394	Unum Group	9,787
492	Washington Mutual, Inc.	9,594
132	XL Capital Ltd. - Class A (Cayman Islands)	7,726

		702,785

	Health Care - 9.1%
119	Alexion Pharmaceuticals, Inc. (a)	8,654
254	AMERIGROUP Corp. (a)	8,730
155	Arthrocare Corp. (a)	8,390
325	BioMarin Pharmaceutical, Inc. (a)	8,937
656	Bristol-Myers Squibb Co.	19,437
154	Coventry Health Care, Inc. (a)	8,913
139	DaVita, Inc. (a)	8,612
215	Dentsply International, Inc.	9,198
129	Genzyme Corp. (a)	9,666
149	Henry Schein, Inc. (a)	8,813
628	HLTH Corp. (a)	8,786
164	Illumina, Inc. (a)	9,478
30	Intuitive Surgical, Inc. (a)	9,830
102	Invitrogen Corp. (a)	9,895
499	Isis Pharmaceuticals, Inc. (a)	8,827
152	Kinetic Concepts, Inc. (a)	8,913
210	Mentor Corp.	7,894
132	Pediatrix Medical Group, Inc. (a)	8,535
365	Perrigo Co.	11,278
830	Pfizer, Inc.	19,721
177	Quest Diagnostics, Inc.	9,746
341	Sciele Pharma, Inc. (a)	7,611
118	Waters Corp. (a)	9,209

		229,073

	Industrials - 8.0%
260	Aecom Technology Corp. (a)	6,913
155	AGCO Corp. (a)	10,686
133	CNH Global NV (Netherlands)	8,157
83	Cummins, Inc.	9,703
66	Deere & Co.	11,339
518	Diana Shipping, Inc. (Marshall Islands)	18,342
83	DryShips, Inc. (Marshall Islands)	7,842
155	EDO Corp.	8,652
129	Excel Maritime Carriers Ltd. (Liberia)	6,911
62	Fluor Corp.	9,125
496	Force Protection, Inc. (a)	5,362
467	GrafTech International Ltd. (a)	7,505
404	Hertz Global Holdings, Inc. (a)	7,716
85	L-3 Communications Holdings, Inc.	9,405
189	Manitowoc Co., Inc. (The)	8,288
124	Rockwell Collins, Inc.	8,943
76	Sunpower Corp. - Class A (a)	9,457
142	TBS International Ltd. - Class A (Bermuda) (a)	6,200
139	Textron, Inc.	9,598
259	Timken Co.	8,259
109	Triumph Group, Inc.	8,857
400	Tyco International Ltd. (Bermuda)	16,052

		203,312

	Information Technology - 13.7%
480	ADC Telecommunications, Inc. (a)	7,949
210	Adobe Systems, Inc. (a)	8,849
262	Amdocs Ltd. (Guernsey) (a)	8,670
788	Amkor Technology, Inc. (a)	6,493
202	Amphenol Corp. - Class A	8,757
286	Analog Devices, Inc.	8,803
227	Ansys, Inc. (a)	8,821
61	Apple, Inc. (a)	11,115
472	Cadence Design Systems, Inc. (a)	7,835
201	Ciena Corp. (a)	8,840
334	Cisco Systems, Inc. (a)	9,359
883	Compuware Corp. (a)	7,294
160	Comtech Telecommunications Corp. (a)	7,946
261	Diodes, Inc. (a)	7,679
353	GigaMedia Ltd. (Singapore) (a)	6,654
415	Ingram Micro, Inc. - Class A (a)	8,259
406	Intel Corp.	10,588
335	Microsemi Corp. (a)	7,665
127	NAVTEQ Corp. (a)	9,511
338	Novatel Wireless, Inc. (a)	5,252
1,181	Novell, Inc (a)	8,291
414	Nuance Communications, Inc. (a)	8,355
415	Omnivision Technologies, Inc. (a)	7,727
471	Oracle Corp. (a)	9,505
330	Polycom, Inc. (a)	8,009
586	Qlogic Corp. (a)	7,923
1,515	RF Micro Devices, Inc. (a)	8,757
449	SAIC, Inc. (a)	8,953
232	SanDisk Corp. (a)	8,686
349	Seagate Technology (Cayman Islands)	9,001
516	Semtech Corp. (a)	7,874
159	Sigma Designs, Inc. (a)	10,338
206	Silicon Laboratories, Inc. (a)	7,651
449	Sun Microsystems, Inc. (a)	9,330
307	Sybase, Inc. (a)	7,871
166	Synaptics, Inc. (a)	9,220
213	Trimble Navigation Ltd. (a)	7,896
187	VeriFone Holdings, Inc. (a)	8,982
695	Vishay Intertechnology, Inc. (a)	8,681
184	VistaPrint Ltd. (Bermuda) (a)	8,170
338	Zoran Corp. (a)	7,375

		344,934

	Materials - 7.7%
443	AbitibiBowater, Inc.	9,959
108	CF Industries Holdings, Inc.	9,826
288	Commercial Metals Co.	8,902
413	Dow Chemical Co. (The)	17,321
153	FMC Corp.	8,372
104	Monsanto Co.	10,334
138	Mosaic Co. (The) (a)	9,543
751	Olin Corp.	15,726
171	OM Group, Inc. (a)	9,626
207	Owens-Illinois, Inc. (a)	9,292
621	Packaging Corp. of America	17,568
243	Royal Gold, Inc.	6,979
135	Schnitzer Steel Industries, Inc. - Class A	8,427
175	Sigma-Aldrich Corp.	9,214
157	Southern Copper Corp.	17,372
255	Terra Industries, Inc. (a)	9,634
768	Worthington Industries, Inc.	16,274

		194,369

	Telecommunication Services - 4.0%
495	AT&T, Inc.	18,914
1,142	Citizens Communications Co.	14,823
225	Crown Castle International Corp. (a)	9,439
278	Embarq Corp.	14,164
84	Golden Telecom, Inc. (a)	8,523
441	Verizon Communications, Inc.	19,056
1,194	Windstream Corp.	15,462

		100,381

	Utilities - 9.8%
356	Ameren Corp.	19,171
419	Black Hills Corp.	17,456
1,002	Centerpoint Energy, Inc.	17,886
396	Consolidated Edison, Inc.	19,186
424	Dominion Resources, Inc.	20,026
638	Energy East Corp.	17,634
289	FirstEnergy Corp.	19,814
460	OGE Energy Corp.	16,376
592	Pepco Holdings, Inc.	16,635
399	PG&E Corp.	18,462
588	Portland General Electric Co.	15,741
385	Progress Energy, Inc.	18,796
155	Sempra Energy	9,706
522	Southern Co.	19,638

		246,527

	Total Common Stock - 98.6% (Cost $2,552,199)	2,490,672

	Master Limited Partnerships - 1.8%
	Energy - 1.2%
514	Enterprise Products Partners LP	16,068
294	Kinder Morgan Energy Partners LP	14,873

		30,941
	Financials - 0.6%
192	AllianceBernstein Holding LP	15,734

	Total Master Limited Partnerships - 1.8%
	(Cost $48,184)	46,675

	Exchange-Traded Funds - 0.2%
35	iShares S&P Index Fund	5,206

	(Cost $5,163)

	Total Investments - 100.6%
	(Cost $2,605,546)	2,542,553
	Liabilities in excess of Other Assets - (0.6%)	(15,408)

	Net Assets - 100.0%	$2,527,145

LP - Limited Partnership

REIT - Real Estate Investment Trust

NV - Publicly Traded-Company

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	93.4%
Bermuda	3.0%
Cayman Islands	1.4%
Marshall Islands	1.0%
Guernsey	0.3%
Netherlands	0.3%
Liberia	0.3%
Singapore	0.3%

*	As a percentage of long-term investments. Subject to change daily.

See previously submitted notes to financial statements for the period ending August 31, 2007.

CZA / Claymore/Zacks Mid-Cap Core ETF

Portfolio of Investments

November 30, 2007 ( unaudited)

Number of Shares	Description	Value
	Common Stocks - 89.9%
	Consumer Discretionary - 5.9%
895	Autoliv, Inc.	$52,268
1,579	Burger King Holdings, Inc.	41,528
1,188	DreamWorks Animation SKG, Inc. - Class A (a)	31,244
1,107	Hanesbrands, Inc. (a)	31,251
716	International Speedway Corp. - Class A	30,509
552	Meredith Corp.	30,388
669	Snap-On, Inc.	32,701
2,008	Wyndham Worldwide Corp.	58,573

		308,462

	Consumer Staples - 8.5%
891	Corn Products International, Inc.	35,043
2,324	Del Monte Foods Co.	20,451
1,192	Delhaize Group, ADR (Belgium)	103,966
793	Herbalife Ltd. (Cayman Islands)	33,203
1,580	Hormel Foods Corp.	62,805
798	NBTY, Inc. (a)	23,836
2,629	Pepsi Bottling Group, Inc.	112,179
1,473	PepsiAmericas, Inc.	49,861

		441,344

	Energy - 1.1%
1,780	CNX Gas Corp. (a)	54,824

	Financials - 14.7%
680	Allied World Assurance Co. Holdings Ltd. (Bermuda)	31,470
804	Arch Capital Group Ltd. (Bermuda) (a)	56,103
1,704	Axis Capital Holdings Ltd. (Bermuda)	64,991
796	BOK Financial Corp.	43,573
1,635	Brown & Brown, Inc.	40,221
2,020	Cincinnati Financial Corp.	80,760
324	GAMCO Investors, Inc. - Class A	17,269
115	Markel Corp. (a)	55,447
1,338	MF Global Ltd. (Bermuda) (a)	38,575
1,650	Nationwide Financial Services - Class A	73,854
820	Protective Life Corp.	33,932
2,219	SEI Investments Co.	68,833
1,668	UnionBanCal Corp.	90,055
2,167	WR Berkley Corp.	66,267

		761,350

	Health Care - 10.4%
717	Beckman Coulter, Inc.	50,713
1,740	Coventry Health Care, Inc. (a)	100,711
1,186	CR Bard, Inc.	100,253
1,550	Endo Pharmaceuticals Holdings, Inc. (a)	42,485
1,327	Health Net, Inc. (a)	64,466
1,786	Hospira, Inc. (a)	77,334
971	Lincare Holdings, Inc. (a)	33,198
1,383	PerkinElmer, Inc.	37,728
603	Universal Health Services, Inc. - Class B	30,723

		537,611

	Industrials - 18.0%
1,028	AerCap Holdings NV (Netherlands) (a)	23,675
1,202	Ametek, Inc.	52,888
2,088	Cooper Industries Ltd. - Class A (Bermuda) (a)	104,859
920	Copart, Inc. (a)	34,371
674	Crane Co.	30,290
609	Danaos Corp. (Marshall Island)	18,629
689	Dun & Bradstreet Corp.	61,479
484	Elbit Systems Ltd. (Israel)	27,419
1,668	Equifax, Inc.	62,100
596	Gardner Denver, Inc. (a)	19,734
1,415	Goodrich Corp.	100,875
915	Harsco Corp.	54,964
487	Lincoln Electric Holdings, Inc.	33,978
981	Manpower, Inc.	59,939
1,395	Pall Corp.	53,359
2,184	Republic Services, Inc.	72,443
2,453	RR Donnelley & Sons Co.	89,927
1,037	Timken Co.	33,070

		933,999

	Information Technology - 17.2%
2,322	Amdocs Ltd. (Guernsey) (a)	76,835
2,049	Amphenol Corp. - Class A	88,824
1,450	Arrow Electronics, Inc. (a)	53,664
597	ASM International NV (Netherlands)	13,940
1,989	AVX Corp.	28,502
2,363	BMC Software, Inc. (a)	78,168
1,640	Broadridge Financial Solutions, Inc.	37,343
2,024	Computer Sciences Corp. (a)	106,908
2,341	Fidelity National Information Services, Inc.	101,178
1,875	Fiserv, Inc. (a)	96,244
2,014	Ingram Micro, Inc. - Class A (a)	40,079
1,868	McAfee, Inc. (a)	72,759
425	Mettler Toledo International, Inc. (a)	49,453
2,058	NCR Corp. (a)	49,269

		893,166

	Materials - 8.0%
926	Airgas, Inc.	45,818
1,072	Albemarle Corp.	47,318
1,638	Celanese Corp. - Series A	64,996
1,293	Commercial Metals Co.	39,967
866	FMC Corp.	47,388
831	Lubrizol Corp.	53,300
2,240	MeadWestvaco Corp.	73,629
1,584	Nalco Holding Co.	37,953

		410,369

	Utilities - 6.1%
907	AGL Resources, Inc.	33,632
2,072	MDU Resources Group, Inc.	56,545
1,205	Oneok, Inc.	56,032
2,274	Pepco Holdings, Inc.	63,899
2,518	Sierra Pacific Resources	43,310
1,364	Wisconsin Energy Corp.	65,254

		318,672

	Total Common Stock - 89.9% (Cost $4,761,914)	4,659,797

	Master Limited Partnerships - 10.3%
	Energy - 7.7%
707	Alliance Holdings GP L.P.	15,907
988	Boardwalk Pipeline Partners L.P.	31,567
525	Buckeye Partners L.P.	25,226
659	Enbridge Energy Partners L.P.	33,734
2,735	Energy Transfer Equity L.P.	94,385
664	Natural Resource Partners L.P.	21,367
569	NuStar Energy L.P.	32,205
564	ONEOK Partners L.P.	33,936
1,296	Plains All American Pipeline L.P.	67,768
1,094	TEPPCO Partners L.P.	43,454

		399,549

	Financials - 1.5%
978	AllianceBernstein Holding L.P.	80,147

	Utilities - 1.1%
665	Amerigas Partners L.P.	23,441
734	Ferrellgas Partners-L.P.	16,867
390	Suburban Propane Partners L.P.	16,688

		56,996

	Total Master Limited Partnerships - 10.3%
	(Cost $575,713)	536,692

	Investment Companies - 0.1%
50	iShares Russell Midcap Index Fund	5,235

	(Cost $5,237)

	Total Investments - 100.3%
	(Cost $5,342,864)	5,201,724
	Liabilities in excess of Other Assets - (0.3%)	(15,595)

	Net Assets - 100.0%	$5,186,129

L.P. - Limited Partnership

ADR - American Depositary Receipt

NV - Publicly-Traded Company

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	88.6%
Bermuda	5.7%
Belgium	2.0%
Guernsey	1.5%
Netherlands	0.7%
Cayman Islands	0.6%
Israel	0.5%
Marshall Island	0.4%

*	Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ending August 31, 2007.

XRO / Claymore/Zacks Sector Rotation ETF

Portfolio of Investments

November 30, 2007 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 100.2%
	Common Stocks - 99.2%
	Consumer Discretionary - 9.8%
13,586	Amazon.Com, Inc. (a)	$1,230,348
5,530	BorgWarner, Inc.	534,253
2,143	Chipotle Mexican Grill, Inc., Class A (a)	285,340
12,631	Daimler AG (Germany)	1,284,194
6,244	Dollar Tree Stores, Inc. (a)	178,953
23,819	Expedia, Inc. (a)	776,499
13,475	GameStop Corp., Class A (a)	774,139
16,646	Goodyear Tire & Rubber Co. (a)	478,573
8,043	Idearc, Inc.	152,174
25,715	Johnson Controls, Inc.	993,113
9,670	Tiffany & Co.	448,978

		7,136,564

	Consumer Staples - 5.2%
31,935	CVS Caremark Corp.	1,280,274
7,905	Delhaize Group, ADR (Belgium)	689,474
35,500	Kroger Co.	1,020,625
19,466	SUPERVALU, Inc.	815,042

		3,805,415

	Energy - 15.8%
8,227	Cameron International Corp. (a)	767,003
13,523	Chevron Corp.	1,186,914
14,419	ConocoPhillips	1,154,097
8,937	Diamond Offshore Drilling, Inc.	1,040,535
5,927	Dresser-Rand Group, Inc. (a)	211,001
8,779	FMC Technologies, Inc. (a)	487,937
6,078	Frontier Oil Corp.	268,648
9,284	Grant Prideco, Inc. (a)	446,560
15,218	Hess Corp.	1,083,826
4,230	Holly Corp.	204,943
17,517	National Oilwell Varco, Inc. (a)	1,193,783
20,641	Noble Corp. (Cayman Islands)	1,076,015
3,339	Oceaneering International, Inc. (a)	213,062
4,303	Teekay Corp. (Marshall Islands)	242,044
11,001	Tesoro Corp.	541,029
10,516	Transocean, Inc. (Cayman Islands) (a)	1,443,757

		11,561,154

	Financials - 10.8%
22,187	Aflac, Inc.	1,389,794
22,593	AON Corp.	1,128,972
14,679	China Life Insurance Co. Ltd., ADR (China)	1,212,338
7,477	Credicorp Ltd. (Bermuda)	532,288
9,926	Franklin Resources, Inc.	1,222,685
5,000	IntercontinentalExchange, Inc. (a)	834,800
17,900	Janus Capital Group, Inc.	600,903
2,463	Jones Lang LaSalle, Inc.	207,064
15,748	Leucadia National Corp.	739,526

		7,868,370

	Health Care - 18.2%
23,320	Aetna, Inc.	1,303,122
8,794	Alcon, Inc. (Switzerland)	1,223,597
10,124	Amylin Pharmaceuticals, Inc. (a)	386,635
22,488	Baxter International, Inc.	1,346,357
3,431	Beckman Coulter, Inc.	242,675
15,264	Biogen Idec, Inc. (a)	1,131,368
4,507	Charles River Laboratories International, Inc. (a)	286,330
19,000	Cigna Corp.	1,018,590
6,498	Covance, Inc. (a)	567,470
18,138	Express Scripts, Inc. (a)	1,228,849
3,301	Intuitive Surgical, Inc. (a)	1,081,672
3,096	Invitrogen Corp. (a)	300,343
4,497	Kinetic Concepts, Inc. (a)	263,704
5,271	Respironics, Inc. (a)	259,649
40,012	Schering-Plough Corp.	1,252,376
18,405	Stryker Corp.	1,336,755
2,400	WellCare Health Plans, Inc. (a)	93,384

		13,322,876

	Industrials - 33.7%
4,986	AGCO Corp. (a)	343,735
2,315	Alliant Techsystems, Inc. (a)	270,461
6,095	BE Aerospace, Inc. (a)	286,465
16,136	Caterpillar, Inc.	1,160,178
16,669	CNH Global NV (Netherlands)	1,022,310
7,917	Cummins, Inc.	925,497
8,527	Deere & Co.	1,464,939
10,222	Eaton Corp.	912,927
11,147	Fastenal Co.	441,867
6,448	First Solar, Inc. (a)	1,529,143
3,323	Flowserve Corp.	312,661
7,032	Fluor Corp.	1,034,899
3,771	General Cable Corp. (a)	280,487
11,129	Goodrich Corp.	793,386
4,270	Harsco Corp.	256,499
22,281	Hertz Global Holdings, Inc. (a)	425,567
21,282	Honeywell International, Inc.	1,204,987
21,220	Illinois Tool Works, Inc.	1,177,710
18,587	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	959,833
11,179	ITT Corp.	720,375
9,624	JB Hunt Transport Services, Inc.	253,015
13,057	KBR, Inc. (a)	519,930
11,432	Manitowoc Co., Inc.	501,293
14,041	McDermott International, Inc. (Panama) (a)	734,344
4,084	Oshkosh Truck Corp.	196,400
17,814	Paccar, Inc.	901,567
6,506	Pall Corp.	248,855
13,581	Parker Hannifin Corp.	1,078,739
6,842	Precision Castparts Corp.	1,008,100
4,429	Stericycle, Inc. (a)	260,647
6,113	Sunpower Corp., Class A (a)	760,702
8,530	Terex Corp. (a)	549,758
11,193	Union Pacific Corp.	1,411,885
8,327	WW Grainger, Inc.	735,274

		24,684,435

	Information Technology - 4.1%
25,154	Accenture Ltd., Class A (Bermuda)	869,322
5,899	DST Systems, Inc. (a)	499,940
4,570	Flir Systems, Inc. (a)	314,096
7,222	Hewitt Associates, Inc., Class A (a)	270,825
5,132	Mastercard, Inc., Class A	1,029,736

		2,983,919

	Materials - 1.6%
9,419	Ball Corp.	435,629
8,538	Nalco Holding Co.	204,571
12,214	Owens-Illinois, Inc. (a)	548,286

		1,188,486

	Total Common Stocks - 99.2%
	(Cost $67,519,018)	72,551,219

	Master Limited Partnerships - 1.0%
	Energy - 1.0%
22,138	Energy Transfer Equity LP
	(Cost $804,562)	763,982

	Total Long-Term Investments - 100.2%
	(Cost $68,323,580)	73,315,201

Principal Amount	Description	Value
	Short-Term Investments - 0.5%
	U.S. Government and Agency Securities - 0.5%
$390,000	Federal Home Loan Bank Discount Note, maturing 12/03/07	390,000

	(Cost $389,919)
	Total Investments - 100.7%
	(Cost $68,713,499)	73,705,201
	Liabilities in excess of Other Assets - (0.7%)	(543,872)

	Net Assets - 100.0%	$73,161,329

ADR - American Depositary Receipt

AG - Stock Corporation

LP - Limited Partnership

NV - Publicly-Traded Company

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	84.7%
Cayman Islands	3.4%
Bermuda	3.2%
Germany	1.7%
Switzerland	1.7%
China	1.7%
Netherlands	1.4%
Panama	1.0%
Belgium	0.9%
Marshall Islands	0.3%

*	Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2007.

CVY / Claymore/Zacks Yield Hog ETF

Portfolio of Investments

November 30, 2007 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 69.8%
	Consumer Discretionary - 10.2%
11,804	Asbury Automotive Group, Inc.	$197,599
29,669	Belo Corp., Class A	491,319
16,829	Carnival Corp. (Panama)	759,324
11,563	Cato Corp., Class A	174,139
24,349	CBS Corp., Class B	667,893
50,775	DR Horton, Inc.	607,777
45,913	Foot Locker, Inc.	599,165
24,957	General Motors Corp.	744,467
26,655	Jones Apparel Group, Inc.	496,849
24,608	Journal Communications, Inc., Class A	223,933
25,287	KB Home	528,245
25,071	Leggett & Platt, Inc.	515,961
14,248	Lithia Motors, Inc., Class A	222,269
35,469	Mattel, Inc.	708,671
22,654	McClatchy Co., Class A	306,055
29,066	Stein Mart, Inc.	157,538

		7,401,204

	Consumer Staples - 2.6%
17,016	HJ Heinz Co.	804,857
30,969	Mannatech, Inc.	195,414
10,411	Universal Corp/Richmond VA	558,863
7,355	WD-40 Co.	291,773

		1,850,907

	Energy - 1.7%
17,026	Frontline Ltd. (Bermuda)	792,560
2,401	Royal Dutch Shell PLC, ADR (United Kingdom)	193,617
7,515	Tsakos Energy Navigation Ltd. (Bermuda)	271,291

		1,257,468

	Financials - 36.3%
20,334	Advance America Cash Advance Centers, Inc.	185,446
20,313	Aegon NV, NY Reg Shares (Netherlands)	360,962
4,848	Alabama National Bancorporation	374,702
38,181	American Financial Realty Trust, REIT	308,121
54,452	Annaly Capital Management, Inc., REIT	937,119
28,513	Anthracite Capital, Inc., REIT	217,839
29,483	Ashford Hospitality Trust, Inc., REIT	228,198
18,132	Associated Banc-Corp.	493,372
10,212	Bancorpsouth, Inc.	249,786
4,975	Bank of Hawaii Corp.	259,048
13,920	Barclays PLC, ADR (United Kingdom)	645,331
17,092	CBL & Associates Properties, Inc., REIT	493,617
8,041	Central Pacific Financial Corp.	162,509
12,137	Cincinnati Financial Corp.	485,237
24,108	Colonial BancGroup, Inc.	383,799
11,943	Colonial Properties Trust, REIT	292,484
16,044	Commerce Group, Inc.	576,782
38,290	Corus Bankshares, Inc.	363,372
9,916	Cullen/Frost Bankers, Inc.	521,681
21,426	CVB Financial Corp.	238,257
6,187	Deutsche Bank AG (Germany)	815,137
6,200	Entertainment Properties Trust, REIT	330,398
16,547	First Industrial Realty Trust, Inc., REIT	604,296
22,909	First Marblehead Corp.	687,499
36,198	First Niagara Financial Group, Inc.	449,941
9,393	Gramercy Capital Corp./New York, REIT	223,366
19,227	Health Care REIT, Inc., REIT	861,562
19,444	Hospitality Properties Trust, REIT	710,484
41,677	HRPT Properties Trust, REIT	345,086
8,496	HSBC Holdings PLC, ADR (United Kingdom)	726,408
19,008	ING Groep NV, ADR (Netherlands)	737,130
20,121	IPC Holdings Ltd. (Bermuda)	594,777
17,233	JPMorgan Chase & Co.	786,169
23,040	Keycorp	606,874
18,455	Lexington Realty Trust, REIT	326,469
19,642	Liberty Property Trust, REIT	614,991
5,777	Lloyds TSB Group PLC, ADR (United Kingdom)	235,586
11,658	NBT Bancorp, Inc.	290,634
28,119	Old Republic International Corp.	422,066
10,118	Pacific Capital Bancorp NA	207,925
14,604	PFF Bancorp, Inc.	137,278
10,902	PNC Financial Services Group, Inc.	798,135
19,196	Redwood Trust, Inc., REIT	586,054
7,491	Safety Insurance Group, Inc.	273,496
1,294	Student Loan Corp.	181,820
9,743	SunTrust Banks, Inc.	683,082
27,779	Synovus Financial Corp.	691,419
7,482	Toronto-Dominion Bank (Canada)	560,028
22,827	Trustco Bank Corp. NY	242,651
23,575	Umpqua Holdings Corp.	380,501
8,703	UnionBanCal Corp.	469,875
23,715	US Bancorp	784,729
12,048	Webster Financial Corp.	405,897
20,996	Wells Fargo & Co.	680,900
12,755	Wilmington Trust Corp.	455,609
11,865	Zenith National Insurance Corp.	498,686

		26,184,620

	Health Care - 2.1%
14,692	GlaxoSmithKline PLC, ADR (United Kingdom)	773,975
30,887	Pfizer, Inc.	733,875

		1,507,850

	Industrials - 4.0%
29,486	Masco Corp.	660,486
21,418	RR Donnelley & Sons Co.	785,184
14,466	Steelcase, Inc., Class A	218,870
17,374	Tyco International Ltd. (Bermuda)	697,219
17,100	UAP Holding Corp.	511,461

		2,873,220

	Information Technologies - 0.1%
22,210	Gevity HR, Inc.	94,392

	Materials - 2.6%
17,997	Dow Chemical Co.	754,794
10,460	PPG Industries, Inc.	717,974
14,199	Sonoco Products Co.	431,366

		1,904,134

	Telecommunications - 5.3%
13,389	BCE, Inc. (Canada)	524,849
3,748	BT Group PLC, ADR (United Kingdom)	220,645
28,693	Chunghwa Telecom Co. Ltd., ADR (Taiwan)	571,852
21,548	Deutsche Telekom AG, ADR (Germany)	475,133
12,291	Embarq Corp.	626,227
9,771	France Telecom SA, ADR (France)	370,809
4,549	Telecom Italia SpA, ADR (Italy)	144,294
23,680	Vodafone Group PLC, ADR (United Kingdom)	882,080

		3,815,889

	Utilities - 4.9%
13,069	Avista Corp.	279,415
47,302	Centerpoint Energy, Inc.	844,341
7,405	Entergy Corp.	885,194
22,122	PNM Resources, Inc.	490,666
19,235	Portland General Electric Co.	514,921
8,817	Southwest Gas Corp.	254,987
9,987	UGI Corp.	264,056

		3,533,580

	Total Common Stocks - 69.8%
	(Cost $55,571,151)	50,423,264

	Master Limited Partnerships - 10.4% Energy - 9.3%
31,212	Duncan Energy Partners LP	711,009
16,123	Enbridge Energy Partners LP	825,336
24,591	Enterprise Products Partners LP	768,715
24,930	Inergy LP	805,239
14,941	Kinder Morgan Energy Partners LP	755,865
11,337	NuStar Energy LP	641,674
13,074	Sunoco Logistics Partners LP	655,138
21,600	TC Pipelines LP	798,336
18,884	TEPPCO Partners LP	750,073

		6,711,385

	Utilities - 1.1%
22,419	Amerigas Partners LP	790,270

	Total Master Limited Partnerships
	(Cost $7,657,545)	7,501,655

	Closed-End Funds - 9.3%
48,395	Evergreen Income Advantage Fund	560,898
12,776	First Trust Strategic High Income Fund	167,366
12,313	First Trust Strategic High Income Fund II	172,136
3,015	Madison Strategic Sector Premium Fund	48,843
33,334	Neuberger Berman Real Estate Securities Income Fund, Inc.	447,342
33,113	Neuberger Berman Realty Income Fund	606,299
64,668	New America High Income Fund, Inc.	115,109
39,002	Nicholas-Applegate Convertible & Income Fund	514,826
10,652	Nuveen Diversified Dividend and Income Fund	158,715
16,593	Nuveen Equity Premium Advantage Fund	272,789
13,077	Nuveen Equity Premium and Growth Fund	222,571
22,158	Nuveen Equity Premium Income Fund	358,073
37,723	Nuveen Equity Premium Opportunity Fund	619,789
7,616	Nuveen Global Government Enhanced Income Fund	129,472
51,686	Nuveen Multi-Strategy Income and Growth Fund	582,501
71,431	Nuveen Multi-Strategy Income and Growth Fund 2	806,456
22,157	Nuveen Real Estate Income Fund	426,522
6,836	Nuveen Tax-Advantaged Total Return Strategy Fund	153,605
61,851	Zweig Fund, Inc.	319,770

	Total Closed End Funds
	(Cost $7,765,572)	6,683,082

	Income Trusts - 7.6% Energy - 7.6%
67,758	Advantage Energy Income Fund (Canada)	710,781
60,846	Canetic Resources Trust (Canada)	834,199
31,783	Enterra Energy Trust (Canada)	35,597
32,548	Harvest Energy Trust (Canada)	693,598
29,446	Penn West Energy Trust (Canada)	782,675
43,390	Precision Drilling Trust (Canada)	692,071
39,648	PrimeWest Energy Trust (Canada)	1,060,980
61,479	Provident Energy Trust (Canada)	651,677

	Total Income Trusts
	(Cost $5,969,311)	5,461,578

	Royalty Trusts - 1.4% Energy - 1.4%
9,006	BP Prudhoe Bay Royalty Trust	658,339
1,250	Cross Timbers Royalty Trust	50,250
9,846	San Juan Basin Royalty Trust	339,884

	Total Royalty Trusts
	(Cost $967,534)	1,048,473

	Preferred Stocks - 1.1% Financials - 1.1%
35,150	Deutsche Bank Contingent Capital Trust II, 6.55%, 05/23/17
	(Cost $857,660)	785,602

	Exchange-Traded Funds - 0.1%
645	SPDR Trust Series 1
	(Cost $92,167)	95,886

	Total Investments - 99.7%
	(Cost $78,880,940)	71,999,540
	Other Assets in excess of Liabilities - 0.3%	215,540

	Net Assets - 100.0%	$72,215,080

ADR - American Depositary Receipt

AG - Stock Corporation

LP - Limited Partnership

NA - National Association

NV - Publicly-Traded Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Corporation

SpA - Limited Share Company

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	76.6%
Canada	9.1%
United Kingdom	5.1%
Bermuda	3.3%
Germany	1.8%
Netherlands	1.5%
Panama	1.1%
Taiwan	0.8%
France	0.5%
Italy	0.2%

*	Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2007.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	January 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	January 25, 2008

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	January 25, 2008